Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.4%)
[1]	United States Treasury Note/Bond	1.250%	9/30/2028–5/15/2050	8,557	6,739
[1]	United States Treasury Note/Bond	1.625%	11/15/2050	2,500	1,237
[2]	United States Treasury Note/Bond	2.000%	11/15/2041	1,992	1,325
[3]	United States Treasury Note/Bond	2.250%	5/15/2041–2/15/2052	5,323	3,343
	United States Treasury Note/Bond	2.375%	11/15/2049	1,141	691
[1]	United States Treasury Note/Bond	2.500%	2/15/2045	2,124	1,424
[2,3]	United States Treasury Note/Bond	2.750%	5/31/2029	3,000	2,875
	United States Treasury Note/Bond	3.750%	4/15/2028	10,000	9,914
	United States Treasury Note/Bond	4.000%	10/31/2029	5,000	4,946
	United States Treasury Note/Bond	4.375%	11/30/2030	5,028	5,019
	United States Treasury Note/Bond	4.625%	5/15/2044–11/15/2044	5,360	4,966
[2]	United States Treasury Note/Bond	5.000%	5/15/2045	1,311	1,270
Total U.S. Government and Agency Obligations (Cost $44,747)					43,749
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	50	46
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					146
Corporate Bonds (71.2%)
Australia (6.8%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/2030	2,560	1,835
[4,6]	AGI Finance Pty Ltd.	4.832%	9/25/2031	3,000	2,028
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	2,000	1,257
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	890	630
[4,6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	5,000	3,470
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	320	341
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.804%	5/16/2033	5,000	3,602
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.411%	1/16/2034	1,625	1,168
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.983%	1/15/2035	3,000	2,136
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/2028	400	267
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	470	289
[4,6,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	7.132%	11/9/2032	5,000	3,598
[4,6,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	6.174%	9/12/2035	5,000	3,588
[4,6]	GAIF Bond Issuer Pty Ltd.	4.742%	6/3/2030	7,000	4,792
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	35	33
[5]	Glencore Funding LLC	6.125%	10/6/2028	120	123
[5]	Glencore Funding LLC	4.900%	7/1/2031	1,200	1,187
[5]	Glencore Funding LLC	5.700%	5/8/2033	58	59
[5]	Glencore Funding LLC	5.673%	4/1/2035	1,210	1,215
[5]	Goodman US Finance Eight LLC	5.875%	4/28/2046	320	302
[5]	Goodman US Finance Seven LLC	5.250%	4/28/2036	440	423
[4,6]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	5,000	3,479
[5]	Macquarie Bank Ltd.	3.624%	6/3/2030	80	76
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.413%	3/1/2034	2,870	2,058
[5]	Macquarie Group Ltd.	4.098%	6/21/2028	330	328
[5]	National Australia Bank Ltd.	2.990%	5/21/2031	250	225
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	760	504
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	1,190	834
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	1,500	978
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/2031	3,510	2,453
[4,6]	Qantas Airways Ltd.	2.950%	11/27/2029	1,130	728
[4,6]	QPH Finance Co. Pty Ltd.	2.850%	1/29/2031	8,190	5,119
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	250	239
[4,6]	Scentre Group Trust 1	5.900%	11/27/2034	3,500	2,413
[4,6]	Stockland Trust	5.420%	3/25/2032	5,000	3,442
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.500%	4/23/2032	2,100	1,452
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	1,500	1,045
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/2029	1,500	1,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	3,380	2,412
[4,6]	Westpac Banking Corp.	5.351%	2/12/2035	4,000	2,776
	Westpac Banking Corp.	2.963%	11/16/2040	75	54
[4,6]	Westpac Banking Corp.	6.085%	2/12/2041	3,000	2,065
[4,6]	Woolworths Group Ltd.	5.910%	11/29/2034	3,000	2,085
					68,155
Austria (2.2%)
[4,8]	Kommunalkredit Austria AG	5.250%	3/28/2029	8,500	10,062
[8]	Volksbank Wien AG	5.750%	6/21/2034	7,800	9,214
[8]	Volksbank Wien AG	5.500%	12/4/2035	2,200	2,585
					21,861
Belgium (0.1%)
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	240	251
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	244	242
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	150	121
[8]	Silfin NV	4.250%	5/25/2032	500	571
					1,185
Bermuda (0.7%)
[8]	Athora Holding Ltd.	6.625%	6/16/2028	3,654	4,389
[8]	Athora Holding Ltd.	5.875%	9/10/2034	2,450	2,957
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	63	64
					7,410
Brazil (0.2%)
	Petrobras Global Finance BV	5.125%	9/10/2030	1,331	1,297
	Suzano Netherlands BV	5.500%	1/15/2036	325	311
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	330	329
					1,937
Canada (0.6%)
[5]	1011778 BC ULC	3.875%	1/15/2028	28	28
[5]	1011778 BC ULC	6.125%	6/15/2029	3	3
[5]	1011778 BC ULC	5.625%	9/15/2029	3	3
[5]	Air Canada	3.875%	8/15/2026	30	30
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	4	4
[5]	Bombardier Inc.	7.250%	7/1/2031	5	5
[5]	Bombardier Inc.	7.000%	6/1/2032	5	5
[5]	Bombardier Inc.	6.750%	6/15/2033	5	5
[5]	Bombardier Inc.	5.875%	1/15/2035	10	10
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	125	116
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	140	145
	Canadian Pacific Railway Co.	4.800%	8/1/2045	60	52
	Canadian Pacific Railway Co.	3.500%	5/1/2050	146	99
	Canadian Pacific Railway Co.	5.500%	3/15/2056	350	322
	Cenovus Energy Inc.	6.750%	11/15/2039	15	16
	Cenovus Energy Inc.	5.400%	6/15/2047	30	27
	Enbridge Inc.	5.300%	4/5/2029	115	117
	Enbridge Inc.	3.125%	11/15/2029	42	40
	Enbridge Inc.	6.200%	11/15/2030	229	239
	Enbridge Inc.	4.850%	3/27/2031	830	822
	Enbridge Inc.	5.450%	3/27/2036	890	881
	Enbridge Inc.	5.950%	4/5/2054	635	607
[5]	Garda World Security Corp.	6.500%	1/15/2031	15	15
[5]	Garda World Security Corp.	8.250%	8/1/2032	19	19
[5]	Gildan Activewear Inc.	4.700%	10/7/2030	30	29
[5]	Gildan Activewear Inc.	5.400%	10/7/2035	135	129
[5]	NOVA Chemicals Corp.	4.250%	5/15/2029	9	9
[5]	NOVA Chemicals Corp.	9.000%	2/15/2030	41	43
[5]	Ontario Gaming GTA LP	8.000%	8/1/2030	5	5
	Rogers Communications Inc.	7.000%	4/15/2055	3	3
	Rogers Communications Inc.	7.125%	4/15/2055	10	10
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	10	11
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Suncor Energy Inc.	3.750%	3/4/2051	40	28
	Toronto-Dominion Bank	4.783%	12/17/2029	760	761
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,405	1,395
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	80	83
[4]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	170	170
					6,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Czech Republic (0.8%)
[4,8]	Czechoslovak Group A/S	5.250%	1/10/2031	6,800	7,958
Denmark (0.3%)
[5]	Danske Bank A/S	5.427%	3/1/2028	200	201
[5]	Danske Bank A/S	4.999%	3/27/2032	3,210	3,175
					3,376
France (1.8%)
[4,8]	Accor SA	3.500%	3/4/2033	1,000	1,102
[5]	BNP Paribas SA	4.792%	5/9/2029	560	559
[5]	BNP Paribas SA	5.497%	5/20/2030	300	303
[5]	BNP Paribas SA	5.283%	11/19/2030	370	372
[5]	BNP Paribas SA	5.085%	5/9/2031	840	839
[5]	BNP Paribas SA	5.738%	2/20/2035	150	152
[5]	BPCE SA	5.936%	5/30/2035	50	50
[5]	BPCE SA	5.773%	6/2/2037	880	863
[4,8]	BPCE SA	4.125%	2/27/2039	2,000	2,220
[5]	Credit Agricole SA	4.631%	9/11/2028	250	250
[4,9]	Engie SA	5.625%	4/3/2053	600	681
[8]	Mutuelle Epargne Retraite Prevoyance Carac	4.375%	2/5/2046	600	663
[5]	Opal Bidco SAS	6.500%	3/31/2032	30	30
[4,8]	RCI Banque SA	3.625%	11/3/2032	1,000	1,107
[5]	SNF Group SACA	3.375%	3/15/2030	97	90
[5]	Societe Generale SA	2.797%	1/19/2028	540	535
[5]	Societe Generale SA	3.000%	1/22/2030	155	144
[5]	Societe Generale SA	4.027%	1/21/2043	80	59
[4,8]	Teleperformance SE	4.750%	3/28/2032	3,500	3,992
[4,8]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,548
	TotalEnergies Capital SA	5.275%	9/10/2054	125	111
[4,8]	TotalEnergies SE	1.625%	Perpetual	2,000	2,237
					17,907
Germany (4.0%)
[4,8]	Amprion GmbH	4.000%	9/30/2040	500	542
[4,8]	Amprion GmbH	4.580%	1/15/2046	1,800	2,002
[4,8]	Aroundtown SA	3.500%	5/13/2030	400	449
[4,8]	Bayer AG	1.375%	7/6/2032	800	801
[4,8]	BMW International Investment BV	3.500%	1/22/2033	1,500	1,687
	Deutsche Bank AG	6.720%	1/18/2029	33	34
	Deutsche Bank AG	6.819%	11/20/2029	33	34
	Deutsche Bank AG	4.950%	8/4/2031	931	919
	Deutsche Bank AG	7.079%	2/10/2034	200	213
[8]	Deutsche EuroShop AG	4.500%	10/15/2030	3,300	3,810
[4,8]	Deutsche Lufthansa AG	4.125%	9/3/2032	305	356
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/2042	75	66
[4,8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	6,200	7,242
[4,8]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	4,400	5,161
[8]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,400	1,541
[4,8]	Grand City Properties SA	2.000%	10/25/2032	800	805
[5,10]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	7	7
[4,8]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,000	1,250
[4,8]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,500	1,899
[4,8]	Viridium Group Sarl	4.375%	11/16/2035	500	544
[4,8]	Volkswagen Bank GmbH	3.625%	10/2/2032	500	561
[4,8]	Volkswagen Bank GmbH	3.750%	12/10/2032	600	675
[4,6]	Volkswagen Financial Services Australia Pty Ltd.	5.200%	10/16/2030	3,090	2,116
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	385	384
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/2027	150	144
[4,8]	Volkswagen International Finance NV	4.375%	Perpetual	2,500	2,748
[8]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	3,100	3,190
[8]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	800	900
[5]	ZF North America Capital Inc.	7.500%	3/24/2031	35	35
[5]	ZF North America Capital Inc.	6.875%	4/23/2032	2	2
					40,117
Hong Kong (0.0%)
[5]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	20	19
Ireland (0.6%)
	Aercap Funding DAC	4.875%	7/7/2031	510	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	880	886
	AerCap Ireland Capital DAC	4.625%	10/15/2027	150	150
	AerCap Ireland Capital DAC	3.000%	10/29/2028	380	365
	AerCap Ireland Capital DAC	4.375%	11/15/2030	389	378
	AerCap Ireland Capital DAC	4.750%	1/15/2033	780	751
	AerCap Ireland Capital DAC	3.400%	10/29/2033	100	87
	AerCap Ireland Capital DAC	5.300%	1/19/2034	500	492
	AerCap Ireland Capital DAC	3.850%	10/29/2041	150	117
[5]	GGAM Finance Ltd.	8.000%	2/15/2027	7	7
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	20	21
[5]	SMBC Aviation Capital Finance DAC	5.200%	7/23/2031	680	676
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	220	222
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	770	770
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	262	260
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	260	252
[5]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	10	6
					5,942
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	70	70
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	15	15
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	9	7
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	10	10
					110
Italy (0.4%)
[5]	ENEL Finance International NV	4.750%	5/25/2047	200	161
[4,8]	Eni SpA	4.250%	5/19/2033	1,440	1,693
[5]	Eni SpA	5.250%	5/18/2036	590	570
[5]	Eni SpA	6.000%	5/18/2056	550	519
[5]	Intesa Sanpaolo SpA	5.200%	6/29/2032	1,150	1,137
[5]	Intesa Sanpaolo SpA	6.005%	6/29/2037	250	245
					4,325
Japan (0.7%)
[5]	Denso Corp.	4.864%	6/29/2031	750	746
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	10	10
[5]	Kioxia Holdings Corp.	6.625%	7/24/2033	3	3
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	2,353	2,344
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	660	665
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	600	537
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	30	29
	Mizuho Financial Group Inc.	5.667%	5/27/2029	250	254
	Mizuho Financial Group Inc.	5.824%	7/13/2047	750	719
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5	5
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	20	21
	Nomura Holdings Inc.	4.996%	6/29/2029	500	500
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	600	604
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	760	713
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	100	73
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	100	63
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	121
					7,407
Jersey, C.I. (0.0%)
[5]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	5	5
Lithuania (1.0%)
[4,8]	Artea Bankas AB	4.597%	6/25/2030	8,100	9,442
Luxembourg (0.2%)
	ArcelorMittal SA	5.375%	5/19/2036	1,580	1,536
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/2031	8	8
[5]	MGM China Holdings Ltd.	6.250%	5/15/2033	20	19
[5]	Studio City Finance Ltd.	5.000%	1/15/2029	30	28
[5]	Wynn Macau Ltd.	5.625%	8/26/2028	39	39
[5]	Wynn Macau Ltd.	5.125%	12/15/2029	2	2
[5]	Wynn Macau Ltd.	6.750%	2/15/2034	16	16
					112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Malaysia (0.0%)
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	411	413
Malta (0.3%)
[4,8]	Bank of Valletta plc	4.467%	5/28/2032	2,438	2,817
Mexico (0.2%)
	Cemex SAB de CV	5.750%	6/5/2036	1,495	1,458
Netherlands (0.8%)
[4,8]	Akzo Nobel NV	4.625%	3/25/2036	1,700	1,951
	NXP BV	5.000%	1/15/2033	310	304
[5]	Sunrise FinCo I BV	4.875%	7/15/2031	15	14
[4,8]	Triodos Bank NV	2.250%	2/5/2032	400	457
[4,8]	Triodos Bank NV	5.500%	6/3/2037	4,200	4,793
[5]	VZ Secured Financing BV	5.000%	1/15/2032	10	8
					7,527
Norway (0.0%)
[5]	Seadrill Finance Ltd.	6.750%	7/15/2034	10	10
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/2029	37	35
Saudi Arabia (0.2%)
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	470	467
[4]	SA Global Sukuk Ltd.	2.694%	6/17/2031	410	364
	Suci Second Investment Co.	4.375%	9/10/2027	865	862
					1,693
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	500	502
Spain (0.1%)
	Banco Santander SA	5.437%	4/15/2036	200	196
[8]	Mapfre SA	2.875%	4/13/2030	300	335
					531
Sweden (1.7%)
[4,8]	Fastighets AB Balder	4.000%	3/4/2033	800	890
[4,8]	PPI Public Property Invest AB	3.875%	10/16/2031	3,100	3,480
[4,8]	PPI Public Property Invest AB	4.375%	10/1/2032	4,200	4,799
[4,8]	PPI Public Property Invest AB	4.125%	4/21/2033	2,300	2,561
[5]	Swedbank AB	4.898%	3/30/2031	4,700	4,667
[8]	Telia Co. AB	2.750%	6/30/2083	500	567
					16,964
Switzerland (1.3%)
[4,8]	IWG US Finance LLC	6.500%	6/28/2030	3,612	4,451
[8]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,465
	UBS Americas Inc.	7.125%	7/15/2032	350	385
[5]	UBS Group AG	3.869%	1/12/2029	602	595
[5]	UBS Group AG	4.151%	12/23/2029	1,455	1,432
[5]	UBS Group AG	5.617%	9/13/2030	163	166
[5]	UBS Group AG	4.398%	9/23/2031	770	747
[5]	UBS Group AG	3.091%	5/14/2032	290	263
[5]	UBS Group AG	5.580%	5/9/2036	935	931
[5]	UBS Group AG	5.010%	3/23/2037	630	599
[5]	UBS Group AG	5.528%	5/6/2047	793	735
					12,769
Turkiye (0.0%)
[4]	ADM Elektrik Dagitim A/S	9.500%	2/5/2031	400	383
United Arab Emirates (0.1%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	396	350
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	441	358
					708
United Kingdom (7.6%)
[5]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	12	12
[4,9]	Anglian Water Osprey Financing plc	2.000%	7/31/2028	538	669
[4,9]	Anglian Water Services Financing plc	5.750%	6/7/2043	1,400	1,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.837%	9/10/2028	177	177
	Barclays plc	7.385%	11/2/2028	600	618
	Barclays plc	4.942%	9/10/2030	1,000	995
[4,6]	Barclays plc	6.158%	5/28/2035	2,920	2,057
	Barclays plc	5.207%	2/24/2037	500	476
	Barclays plc	3.330%	11/24/2042	200	145
	BAT Capital Corp.	3.557%	8/15/2027	235	233
	BAT Capital Corp.	2.259%	3/25/2028	1,930	1,857
	BAT Capital Corp.	2.726%	3/25/2031	75	68
	BAT Capital Corp.	4.742%	3/16/2032	1,605	1,577
	BAT Capital Corp.	4.390%	8/15/2037	560	501
	BAT Capital Corp.	7.079%	8/2/2043	165	178
	BAT Capital Corp.	4.540%	8/15/2047	124	98
	BAT Capital Corp.	5.650%	3/16/2052	210	190
	BAT Capital Corp.	7.081%	8/2/2053	1,440	1,558
[4,8]	BAT International Finance plc	2.000%	3/13/2045	600	466
[5]	Belron UK Finance plc	5.750%	10/15/2029	75	75
[5]	Brightstar Lottery plc	5.750%	1/15/2033	10	10
[5]	California Buyer Ltd.	6.375%	2/15/2032	10	10
[9]	Chesnara plc	4.750%	8/4/2032	300	374
[9]	Close Brothers Group plc	7.750%	6/14/2028	5,291	7,373
[9]	Close Brothers Group plc	6.125%	8/3/2036	1,900	2,491
[5]	Flutter Treasury DAC	5.875%	6/4/2031	15	15
[5]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	15	15
[5]	Howden UK Refinance plc	7.250%	2/15/2031	15	15
[5]	Howden UK Refinance plc	8.125%	2/15/2032	30	28
	HSBC Holdings plc	5.130%	11/19/2028	444	446
[4]	HSBC Holdings plc	3.973%	5/22/2030	460	447
	HSBC Holdings plc	2.804%	5/24/2032	280	250
	HSBC Holdings plc	5.208%	5/12/2034	3,290	3,233
	HSBC Holdings plc	5.133%	11/6/2036	760	731
	HSBC Holdings plc	5.279%	3/10/2037	595	576
[4]	HSBC Holdings plc	6.500%	9/15/2037	125	130
	HSBC Holdings plc	6.332%	3/9/2044	300	308
	HSBC Holdings plc	5.250%	3/14/2044	200	182
[4,6,7]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 2.300%	6.767%	3/21/2034	2,960	2,131
[5]	Imperial Brands Finance plc	6.125%	7/27/2027	200	203
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	530	528
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	260	252
[9]	International Distribution Services Ltd.	7.375%	9/14/2030	300	424
[4,6]	Lloyds Banking Group plc	7.086%	8/31/2033	3,590	2,586
	Lloyds Banking Group plc	7.953%	11/15/2033	140	157
	Lloyds Banking Group plc	6.068%	6/13/2036	200	202
	Lloyds Banking Group plc	4.344%	1/9/2048	40	31
	NatWest Group plc	4.983%	6/18/2032	200	198
[5]	NatWest Markets plc	4.893%	3/27/2031	1,570	1,556
[9]	OSB Group plc	9.993%	7/27/2033	3,223	4,644
[9]	Pension Insurance Corp. plc	3.625%	10/21/2032	3,499	4,077
[9]	Pension Insurance Corp. plc	8.000%	11/13/2033	600	872
	RELX Capital Inc.	3.000%	5/22/2030	98	91
[4,9]	Sage Group plc	5.625%	3/5/2037	800	993
	Santander UK Group Holdings plc	4.320%	9/22/2029	940	928
[9]	Scottish Widows Ltd.	7.000%	6/16/2043	800	1,076
[4,9]	SW Finance I plc	2.375%	5/28/2028	2,214	2,806
[4,9]	SW Finance I plc	5.750%	11/19/2030	700	913
[9]	SW Finance I plc	7.750%	10/31/2031	8,453	11,743
[4,9]	SW Finance I plc	6.875%	8/7/2032	800	1,072
[4,9]	SW Finance I plc	7.000%	4/16/2040	600	753
[4,9]	United Utilities Water Finance plc	5.250%	1/22/2046	1,000	1,104
[4,9]	United Utilities Water Finance plc	5.750%	5/28/2051	500	570
	Vodafone Group plc	6.150%	2/27/2037	121	125
	Vodafone Group plc	5.625%	2/10/2053	260	229
	Vodafone Group plc	5.750%	6/28/2054	320	288
[4,9]	WPP Finance 2017	3.750%	5/19/2032	749	898
[4,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	700	879
[4,9]	Yorkshire Water Finance plc	6.625%	7/22/2040	1,200	1,547
[4,9]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,143	1,781
					75,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States (38.4%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	34	35
[5]	200 Park Funding Trust	5.740%	2/15/2055	470	442
	Abbott Laboratories	4.300%	3/15/2033	1,765	1,691
	Abbott Laboratories	5.600%	3/15/2066	790	734
	AbbVie Inc.	4.400%	3/15/2033	385	371
	AbbVie Inc.	4.750%	3/15/2036	1,000	957
	AbbVie Inc.	4.050%	11/21/2039	418	357
	AbbVie Inc.	4.250%	11/21/2049	240	187
	AbbVie Inc.	5.400%	3/15/2054	955	874
[5]	Academy Ltd.	5.875%	5/15/2031	15	15
[5]	Acushnet Co.	5.625%	12/1/2033	5	5
[5]	ADI Global Distribution Funding LLC	7.125%	7/15/2034	5	5
[5]	ADT Security Corp.	5.875%	10/15/2033	8	8
	Advance Auto Parts Inc.	3.900%	4/15/2030	7	7
[5]	Advance Auto Parts Inc.	7.000%	8/1/2030	12	12
[5]	Advance Auto Parts Inc.	7.375%	8/1/2033	9	9
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/2052	160	123
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	300	177
	AEP Texas Inc.	5.450%	5/15/2029	265	269
	AEP Texas Inc.	5.400%	6/1/2033	140	140
	AEP Texas Inc.	5.850%	10/15/2055	360	335
	AEP Transmission Co. LLC	4.250%	9/15/2048	100	78
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	70	49
	AES Corp.	5.450%	6/1/2028	77	78
	Aflac Inc.	4.750%	1/15/2049	50	42
	Agree LP	2.000%	6/15/2028	50	48
	Agree LP	5.625%	6/15/2034	750	755
	Airbnb Inc.	4.650%	3/16/2031	120	118
	Airbnb Inc.	5.250%	3/16/2036	160	156
	Alabama Power Co.	4.150%	8/15/2044	50	40
[5]	Albertsons Cos. Inc.	5.500%	3/31/2031	5	5
[5]	Albertsons Cos. Inc.	6.250%	3/15/2033	25	24
[5]	Albertsons Cos. Inc.	5.750%	3/31/2034	25	23
[4]	Allina Health System	3.887%	4/15/2049	130	96
[5]	Allison Transmission Inc.	4.750%	10/1/2027	24	24
[5]	Allison Transmission Inc.	5.875%	12/1/2033	5	5
	Ally Financial Inc.	5.737%	5/15/2029	335	339
	Alphabet Inc.	4.400%	2/15/2033	828	794
	Alphabet Inc.	5.650%	2/15/2056	927	854
[8]	Alphabet Inc.	4.800%	5/11/2063	600	659
	Alphabet Inc.	5.700%	11/15/2075	353	313
[9]	Alphabet Inc.	6.125%	2/13/2126	500	605
	Altria Group Inc.	4.875%	2/4/2028	390	391
	Altria Group Inc.	4.800%	2/14/2029	240	240
	Altria Group Inc.	2.450%	2/4/2032	165	144
	Altria Group Inc.	5.625%	2/6/2035	730	736
	Altria Group Inc.	3.400%	2/4/2041	70	52
	Altria Group Inc.	5.375%	1/31/2044	100	90
	Altria Group Inc.	5.950%	2/14/2049	100	94
[5]	Alumina Pty Ltd.	6.125%	3/15/2030	5	5
[5]	Alumina Pty Ltd.	6.375%	9/15/2032	23	23
[11]	Amazon.com Inc.	3.400%	6/12/2029	1,284	914
[11]	Amazon.com Inc.	3.700%	6/12/2031	668	472
	Amazon.com Inc.	5.100%	7/9/2033	1,500	1,486
	Amazon.com Inc.	4.650%	11/20/2035	1,065	1,004
	Amazon.com Inc.	4.875%	3/13/2036	3,817	3,645
[11]	Amazon.com Inc.	4.350%	6/12/2036	249	173
[11]	Amazon.com Inc.	5.000%	6/12/2056	669	450
	AMC Global Media Inc.	4.250%	2/15/2029	5	4
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	660	661
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	490	492
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	710	685
	Ameren Corp.	5.375%	3/15/2035	600	594
	Ameren Illinois Co.	4.150%	3/15/2046	75	59
	Ameren Illinois Co.	5.900%	12/1/2052	130	127
[5]	American Airlines Inc.	5.750%	4/20/2029	46	46
[4]	American Airlines Pass-Through Trust Class B Series 2026-1	5.750%	5/10/2035	175	172
[4]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	718	696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,12]	American Airlines Pass-Through Trust Class A Series 2026-2	5.700%	2/20/2039	695	695
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	12	12
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	3	3
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	265
	American Express Co.	5.085%	1/30/2031	780	784
	American Express Co.	4.804%	10/24/2036	860	813
	American Homes 4 Rent LP	4.950%	6/15/2030	195	194
	American Homes 4 Rent LP	5.500%	7/15/2034	1,000	994
	American Honda Finance Corp.	4.450%	1/8/2031	815	792
[4]	American Honda Finance Corp.	4.900%	4/10/2031	25	25
[5]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	5	5
	Amgen Inc.	6.375%	6/1/2037	460	489
	Amgen Inc.	5.150%	11/15/2041	61	56
	Amgen Inc.	5.600%	3/2/2043	250	240
	Amgen Inc.	5.650%	3/2/2053	385	358
	Amgen Inc.	2.770%	9/1/2053	147	82
	Amgen Inc.	5.750%	3/2/2063	76	70
	Amphenol Corp.	3.900%	11/15/2028	342	337
	Amphenol Corp.	4.125%	11/15/2030	564	548
	Amphenol Corp.	4.400%	2/15/2033	1,359	1,303
	Amphenol Corp.	4.625%	2/15/2036	618	583
	Amphenol Corp.	5.300%	11/15/2055	351	317
	Amrize Finance US LLC	5.400%	4/7/2035	40	40
[5]	AmWINS Group Inc.	6.375%	2/15/2029	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/2029	7	7
[5]	Antero Midstream Partners LP	6.625%	2/1/2032	5	5
[5]	Antero Midstream Partners LP	5.750%	10/15/2033	15	15
	Aon Global Ltd.	4.600%	6/14/2044	35	29
	Aon Global Ltd.	4.750%	5/15/2045	70	59
[5]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	15	15
	Apollo Debt Solutions BDC	6.900%	4/13/2029	112	115
	Apollo Global Management Inc.	5.150%	8/12/2035	208	199
	Apollo Global Management Inc.	5.800%	5/21/2054	489	448
	Apollo Global Management Inc.	6.000%	12/15/2054	264	253
[4]	Appalachian Power Co.	2.700%	4/1/2031	1,190	1,076
	Appalachian Power Co.	4.450%	6/1/2045	360	287
[4]	Appalachian Power Co.	4.500%	3/1/2049	30	24
	Arch Capital Group Ltd.	5.950%	6/15/2056	800	771
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	13	12
[5]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	15	15
	Ares Capital Corp.	5.875%	3/1/2029	150	151
	Ares Capital Corp.	5.950%	7/15/2029	444	447
	Ares Strategic Income Fund	5.700%	3/15/2028	286	286
	Ares Strategic Income Fund	6.350%	8/15/2029	41	41
	Asbury Automotive Group Inc.	4.500%	3/1/2028	46	45
[4]	Ascension Health	4.923%	11/15/2035	1,000	969
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	90	91
[5]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	5	5
[5]	Asurion LLC	8.000%	12/31/2032	10	10
[5]	Asurion LLC	8.375%	2/1/2034	50	46
	AT&T Inc.	4.750%	4/30/2033	1,014	974
	AT&T Inc.	3.500%	6/1/2041	95	70
	AT&T Inc.	4.750%	5/15/2046	70	56
	AT&T Inc.	3.500%	9/15/2053	455	275
	AT&T Inc.	3.550%	9/15/2055	213	128
	AT&T Inc.	6.050%	8/15/2056	1,282	1,161
	AT&T Inc.	3.800%	12/1/2057	451	279
	AT&T Inc.	3.650%	9/15/2059	305	181
	AT&T Inc.	6.300%	10/30/2066	317	292
[5]	AthenaHealth Group Inc.	6.500%	2/15/2030	40	39
[5]	AthenaHealth Group Inc.	7.500%	2/15/2032	5	5
[9]	Athene Global Funding	1.750%	11/24/2027	960	1,239
	Athene Holding Ltd.	3.450%	5/15/2052	369	218
	Athene Holding Ltd.	6.250%	4/1/2054	121	108
	Athene Holding Ltd.	6.625%	10/15/2054	801	754
	Athene Holding Ltd.	6.875%	6/28/2055	885	833
	ATI Inc.	5.875%	6/15/2033	5	5
[5]	Atlas Warehouse Lending Co. LP	5.250%	1/15/2033	520	503
	Atmos Energy Corp.	6.200%	11/15/2053	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Augusta SpinCo Corp.	5.245%	3/23/2036	765	751
	Autodesk Inc.	5.300%	6/15/2035	280	275
	AutoZone Inc.	4.750%	8/1/2032	370	362
[5]	Aviation Capital Group LLC	4.875%	1/28/2033	415	398
	Baker Hughes Holdings LLC	5.000%	6/15/2036	2,660	2,554
	Ball Corp.	2.875%	8/15/2030	7	6
	Ball Corp.	5.500%	9/15/2033	5	5
	Bank of America Corp.	6.204%	11/10/2028	440	448
[4]	Bank of America Corp.	3.970%	3/5/2029	200	198
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
[4]	Bank of America Corp.	3.974%	2/7/2030	300	293
[4]	Bank of America Corp.	2.592%	4/29/2031	125	115
	Bank of America Corp.	2.687%	4/22/2032	675	606
	Bank of America Corp.	4.571%	4/27/2033	200	194
	Bank of America Corp.	5.744%	2/12/2036	1,090	1,089
	Bank of America Corp.	5.489%	4/23/2037	1,420	1,380
[4]	Bank of America Corp.	4.078%	4/23/2040	200	170
[4]	Bank of America Corp.	2.676%	6/19/2041	560	394
	Bank of America Corp.	3.311%	4/22/2042	60	45
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	300	321
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	485	482
	Bank of New York Mellon Corp.	5.316%	6/6/2036	987	982
	Bath & Body Works Inc.	6.875%	11/1/2035	30	30
[5]	Bausch + Lomb Corp.	8.375%	10/1/2028	21	22
[5,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	5	6
[5]	Beacon Point DC LLC	6.129%	11/30/2042	341	327
	Becton Dickinson & Co.	4.874%	2/8/2029	275	276
[5]	Beignet Investor LLC	6.581%	5/30/2049	341	330
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	100	58
	Berry Global Inc.	5.650%	1/15/2034	48	48
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	180	111
	Black Hills Corp.	6.000%	1/15/2035	120	122
[5]	Black Pearl Compute LLC	6.125%	2/15/2031	10	10
[5]	Block Inc.	5.625%	8/15/2030	15	15
	Block Inc.	6.500%	5/15/2032	23	23
[5]	Block Inc.	6.000%	8/15/2033	5	5
	Blue Owl Capital Corp.	6.200%	7/15/2030	15	15
[5]	Blue Racer Midstream LLC	7.000%	7/15/2029	77	79
[5]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
	Boeing Co.	6.298%	5/1/2029	2,070	2,144
	Boeing Co.	5.150%	5/1/2030	277	278
	Boeing Co.	3.625%	2/1/2031	2,001	1,887
	Boeing Co.	6.388%	5/1/2031	1,792	1,885
	Boeing Co.	6.528%	5/1/2034	810	867
	Boeing Co.	5.805%	5/1/2050	445	420
	Boeing Co.	6.858%	5/1/2054	800	857
	Boeing Co.	7.008%	5/1/2064	880	951
[5]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	10	10
[8]	Booking Holdings Inc.	3.875%	3/21/2045	700	695
	BP Capital Markets America Inc.	3.060%	6/17/2041	169	123
	BP Capital Markets America Inc.	2.939%	6/4/2051	548	331
	BP Capital Markets America Inc.	3.001%	3/17/2052	950	578
	Brandywine Operating Partnership LP	8.875%	4/12/2029	15	16
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
	Broadcom Inc.	5.000%	4/15/2030	120	120
	Broadcom Inc.	4.600%	7/15/2030	1,876	1,842
	Broadcom Inc.	4.150%	11/15/2030	530	509
	Broadcom Inc.	4.150%	4/15/2032	185	174
	Broadcom Inc.	5.200%	7/15/2035	956	918
	Broadcom Inc.	4.800%	2/15/2036	447	413
	Broadcom Inc.	3.187%	11/15/2036	145	115
	Broadcom Inc.	5.700%	1/15/2056	371	331
	Brown & Brown Inc.	4.700%	6/23/2028	228	228
[5]	Builders FirstSource Inc.	6.375%	3/1/2034	10	10
[5]	Builders FirstSource Inc.	6.750%	5/15/2035	15	15
[5]	Burford Capital Global Finance LLC	6.250%	4/15/2028	5	5
[5]	Burford Capital Global Finance LLC	9.250%	7/1/2031	5	5
[5]	Burford Capital Global Finance LLC	8.500%	1/15/2034	15	13
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	325	329
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cable One Inc.	4.000%	11/15/2030	9	3
[5]	Caesars Entertainment Inc.	6.500%	2/15/2032	5	5
[5]	California Resources Corp.	7.000%	1/15/2034	9	9
	Camden Property Trust	3.350%	11/1/2049	110	74
[5]	Canpack Group Inc.	6.000%	5/15/2031	5	5
	Capital One Financial Corp.	5.468%	2/1/2029	90	91
	Capital One Financial Corp.	6.312%	6/8/2029	226	232
	Capital One Financial Corp.	5.700%	2/1/2030	438	445
	Capital One Financial Corp.	3.273%	3/1/2030	400	384
[4]	Capital One Financial Corp.	7.624%	10/30/2031	190	207
	Capital One Financial Corp.	2.618%	11/2/2032	175	154
	Capital One Financial Corp.	5.817%	2/1/2034	500	506
	Capital One Financial Corp.	6.051%	2/1/2035	340	347
	Capital One Financial Corp.	6.183%	1/30/2036	1,359	1,362
	Capital One Financial Corp.	5.197%	9/11/2036	577	551
	Carlyle Group Inc.	5.050%	9/19/2035	147	140
[5]	Carnival Corp. Ltd.	4.000%	8/1/2028	7	7
[5]	Carnival Corp. Ltd.	5.125%	5/1/2029	20	20
[5]	Carnival Corp. Ltd.	5.750%	3/15/2030	20	20
[5]	Carnival Corp. Ltd.	5.875%	6/15/2031	15	15
[4,8]	Carnival UK Ltd.	4.125%	7/15/2031	1,700	1,940
[5]	Carrix Inc.	6.125%	8/1/2033	20	20
[5]	CCO Holdings LLC	4.750%	3/1/2030	44	41
[5]	CCO Holdings LLC	4.500%	8/15/2030	60	55
[5]	CCO Holdings LLC	4.250%	2/1/2031	10	9
[5]	CCO Holdings LLC	4.750%	2/1/2032	8	7
	CCO Holdings LLC	4.500%	5/1/2032	70	60
[5]	CCO Holdings LLC	7.000%	2/1/2033	5	5
	CDW LLC	5.100%	3/1/2030	470	465
	Cencora Inc.	2.700%	3/15/2031	230	208
	Cencora Inc.	4.600%	2/13/2033	130	126
	Cencora Inc.	4.300%	12/15/2047	80	63
	Centene Corp.	2.450%	7/15/2028	25	24
	Centene Corp.	4.625%	12/15/2029	10	10
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	690	673
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	65	49
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	40	36
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,775	1,803
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	5	5
[5]	Central Parent Inc.	7.250%	6/15/2029	74	38
[5]	Central Parent LLC	8.000%	6/15/2029	2	1
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	67	70
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	75	72
	Charles Schwab Corp.	5.643%	5/19/2029	35	36
	Charles Schwab Corp.	6.196%	11/17/2029	200	206
	Charles Schwab Corp.	4.343%	11/14/2031	370	361
	Charter Communications Operating LLC	3.750%	2/15/2028	790	773
	Charter Communications Operating LLC	4.200%	3/15/2028	40	39
	Charter Communications Operating LLC	2.250%	1/15/2029	40	37
	Charter Communications Operating LLC	5.050%	3/30/2029	480	475
	Charter Communications Operating LLC	6.100%	6/1/2029	5,090	5,164
	Charter Communications Operating LLC	6.650%	2/1/2034	542	539
	Charter Communications Operating LLC	6.550%	6/1/2034	47	46
	Charter Communications Operating LLC	3.500%	3/1/2042	200	133
	Charter Communications Operating LLC	6.484%	10/23/2045	1,495	1,296
	Charter Communications Operating LLC	5.375%	5/1/2047	395	299
[5]	Chemours Co.	4.625%	11/15/2029	10	9
[5]	Chemours Co.	7.875%	3/15/2034	7	7
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	67
[5]	Cheniere Energy Inc.	5.200%	7/30/2036	510	493
	Cheniere Energy Partners LP	3.250%	1/31/2032	770	696
	Cheniere Energy Partners LP	5.950%	6/30/2033	35	36
	Cheniere Energy Partners LP	5.550%	10/30/2035	650	646
[5]	Cheniere Energy Partners LP	5.350%	11/30/2036	300	292
[5]	Cheniere Energy Partners LP	6.050%	11/30/2056	190	182
[4]	Children's Hospital of Philadelphia	2.704%	7/1/2050	150	89
[5]	Chobani LLC	6.375%	4/15/2034	5	5
[5]	Chord Energy Corp.	6.000%	10/1/2030	25	25
[5]	Chpe LLC	4.875%	6/30/2031	570	562
[5]	Chpe LLC	5.100%	6/30/2033	470	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chpe LLC	5.350%	6/30/2036	350	341
[5]	Chpe LLC	5.875%	6/29/2046	510	491
[5]	Churchill Downs Inc.	5.500%	4/1/2027	33	33
[5]	Churchill Downs Inc.	4.750%	1/15/2028	31	31
[5]	Churchill Downs Inc.	5.750%	4/1/2030	5	5
[5]	Cipher Compute LLC	7.125%	11/15/2030	10	10
[5]	Citadel Finance LLC	5.900%	2/10/2030	500	502
	Citigroup Inc.	4.542%	9/19/2030	1,340	1,324
[4]	Citigroup Inc.	2.976%	11/5/2030	140	131
[4]	Citigroup Inc.	2.572%	6/3/2031	500	456
	Citigroup Inc.	2.520%	11/3/2032	250	219
	Citigroup Inc.	6.174%	5/25/2034	180	185
	Citigroup Inc.	5.827%	2/13/2035	290	290
	Citigroup Inc.	6.020%	1/24/2036	350	352
	Citigroup Inc.	5.174%	9/11/2036	327	318
	Citigroup Inc.	4.650%	7/30/2045	90	76
	Citizens Financial Group Inc.	5.253%	3/5/2031	248	249
[4]	City of Hope	4.378%	8/15/2048	80	63
[5]	Clarios Global LP	6.750%	2/15/2030	48	49
[5]	Clarios Global LP	6.750%	9/15/2032	5	5
[5]	Clean Harbors Inc.	5.750%	10/15/2033	15	15
[5]	Clearway Energy Operating LLC	4.750%	3/15/2028	25	25
[5]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
[5]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	19	18
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	11	11
[5]	Cloud Software Group LLC	6.500%	3/31/2029	10	10
[5]	Cloud Software Group LLC	8.250%	6/30/2032	58	55
	CMS Energy Corp.	4.875%	3/1/2044	135	115
[5]	CNX Resources Corp.	7.375%	1/15/2031	1	1
[5]	CNX Resources Corp.	7.250%	3/1/2032	14	14
[5]	CNX Resources Corp.	5.875%	3/1/2034	10	10
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	195	196
	Comcast Corp.	4.400%	8/15/2035	90	81
	Comcast Corp.	6.550%	7/1/2039	80	81
	Comcast Corp.	3.250%	11/1/2039	145	105
	Comcast Corp.	4.500%	1/15/2043	140	107
	Comcast Corp.	4.000%	8/15/2047	150	103
	Comcast Corp.	2.937%	11/1/2056	1,185	598
	Comcast Corp.	4.950%	10/15/2058	65	49
	Comcast Corp.	2.650%	8/15/2062	263	118
	Comcast Corp.	2.987%	11/1/2063	413	200
[5]	Commercial Metals Co.	5.750%	11/15/2033	13	13
[5]	Commercial Metals Co.	6.000%	12/15/2035	10	10
[4]	CommonSpirit Health	4.350%	11/1/2042	220	185
	Commonwealth Edison Co.	3.800%	10/1/2042	115	89
[4]	Commonwealth Edison Co.	3.125%	3/15/2051	50	31
	Commonwealth Edison Co.	5.300%	2/1/2053	260	231
	Commonwealth Edison Co.	5.850%	6/1/2056	300	288
[5]	Community Health Systems Inc.	10.875%	1/15/2032	9	9
[5]	Community Health Systems Inc.	9.750%	1/15/2034	15	15
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	65	64
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	160	159
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	400	383
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	470	447
	Constellation Energy Generation LLC	5.875%	1/15/2066	530	490
[12]	Consumers Energy Co.	6.100%	8/15/2056	220	219
[5]	Continental Resources Inc.	2.268%	11/15/2026	100	99
[5]	Continental Resources Inc.	2.875%	4/1/2032	40	35
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
	COPT Defense Properties LP	2.750%	4/15/2031	105	94
[5]	Core & Main LP	6.000%	7/1/2034	10	10
	Corebridge Financial Inc.	3.850%	4/5/2029	170	166
	Corebridge Financial Inc.	3.900%	4/5/2032	194	180
	Corebridge Financial Inc.	5.750%	1/15/2034	1,500	1,516
	Corebridge Financial Inc.	4.350%	4/5/2042	100	82
	Corebridge Financial Inc.	4.400%	4/5/2052	150	114
	Cotiviti Inc.	7.625%	5/1/2031	5	5
	Cousins Properties LP	4.875%	3/1/2033	455	436
[5]	Cox Communications Inc.	4.800%	2/1/2035	557	485
[5]	CRC Insurance Group LLC	7.125%	6/1/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Credit Acceptance Corp.	6.625%	3/15/2030	25	25
	CRH America Finance Inc.	4.400%	2/9/2031	1,480	1,445
	Crown Americas LLC	5.875%	6/1/2033	15	15
	Crown Castle Inc.	4.750%	5/15/2047	125	102
[5]	CSC Holdings LLC	11.750%	1/31/2029	78	45
[5]	CSC Holdings LLC	3.375%	2/15/2031	10	6
	CSX Corp.	4.750%	11/15/2048	190	161
	CubeSmart LP	2.250%	12/15/2028	225	212
	CVS Health Corp.	5.400%	6/1/2029	400	406
	CVS Health Corp.	5.125%	2/21/2030	365	367
	CVS Health Corp.	1.750%	8/21/2030	200	176
	CVS Health Corp.	5.550%	6/1/2031	315	321
	CVS Health Corp.	5.250%	2/21/2033	240	240
	CVS Health Corp.	4.875%	7/20/2035	80	76
	CVS Health Corp.	4.780%	3/25/2038	419	383
	CVS Health Corp.	4.125%	4/1/2040	58	48
	CVS Health Corp.	5.125%	7/20/2045	85	74
	CVS Health Corp.	6.000%	6/1/2063	130	121
[5]	Cyprium Corp.	6.125%	4/15/2031	3	3
	Dana Inc.	4.250%	9/1/2030	6	6
	Dana Inc.	4.500%	2/15/2032	42	42
[5]	DaVita Inc.	4.625%	6/1/2030	28	27
[5]	DaVita Inc.	3.750%	2/15/2031	10	9
[5]	DaVita Inc.	6.875%	9/1/2032	15	15
	DCP Midstream Operating LP	3.250%	2/15/2032	700	637
[5]	DCP Midstream Operating LP	6.750%	9/15/2037	300	322
	Dell International LLC	6.200%	7/15/2030	219	227
	Dell International LLC	4.750%	7/15/2031	324	319
	Dell International LLC	4.750%	10/6/2032	600	583
	Dell International LLC	5.400%	4/15/2034	636	631
	Dell International LLC	8.350%	7/15/2046	44	53
[5]	Delta Air Lines Inc.	4.750%	10/20/2028	891	890
	Delta Air Lines Inc.	3.750%	10/28/2029	9	9
[5]	Devon Energy Corp.	4.375%	3/15/2029	130	128
[5]	Devon Energy Corp.	5.400%	2/15/2035	610	602
	Devon Energy Corp.	5.750%	9/15/2054	1,200	1,105
[5]	Devon Energy Corp.	5.900%	2/15/2055	620	580
	Diamondback Energy Inc.	3.125%	3/24/2031	15	14
	Diamondback Energy Inc.	5.750%	4/18/2054	470	437
	Diamondback Energy Inc.	5.900%	4/18/2064	255	237
[5]	Directv Financing LLC	8.875%	2/1/2030	15	15
[5]	Directv Financing LLC	10.000%	2/15/2031	15	16
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	25	22
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	9	6
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	37	24
	Dominion Energy Inc.	5.350%	6/15/2036	360	350
[4]	Dominion Energy Inc.	4.050%	9/15/2042	170	133
	Dominion Energy Inc.	6.250%	12/15/2056	220	217
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	40	39
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	240	205
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	185	188
	Dow Chemical Co.	5.950%	3/15/2055	402	363
	DTE Electric Co.	3.700%	6/1/2046	75	55
	DTE Energy Co.	5.100%	3/1/2029	1,890	1,905
	Duke Energy Carolinas LLC	5.300%	2/15/2040	20	19
	Duke Energy Carolinas LLC	4.250%	12/15/2041	125	105
	Duke Energy Carolinas LLC	3.700%	12/1/2047	39	28
	Duke Energy Corp.	3.500%	6/15/2051	100	65
	Duke Energy Florida LLC	3.400%	10/1/2046	35	24
	Duke Energy Florida LLC	6.200%	11/15/2053	110	111
	Duke Energy Indiana LLC	2.750%	4/1/2050	75	44
	Duke Energy Ohio Inc.	5.650%	4/1/2053	90	84
	Duke Energy Progress LLC	4.100%	5/15/2042	200	162
	Duke Energy Progress LLC	2.500%	8/15/2050	170	94
[4,8]	DXC Capital Funding DAC	4.250%	12/9/2030	1,243	1,394
[4,8]	DXC Capital Funding DAC	0.950%	9/15/2031	2,300	2,188
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	320	314
	Eaton Capital ULC	4.450%	5/9/2030	230	227
	Eaton Corp.	4.200%	3/6/2031	360	349
	Edison International	5.000%	5/5/2028	790	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	5.250%	3/15/2032	40	39
[5]	EF Holdco	7.375%	9/30/2030	10	10
[5]	Element Solutions Inc.	3.875%	9/1/2028	11	11
	Elevance Health Inc.	5.150%	6/15/2029	230	232
	Elevance Health Inc.	3.125%	5/15/2050	190	117
	Elevance Health Inc.	6.100%	10/15/2052	155	151
	Elevance Health Inc.	5.650%	6/15/2054	435	398
	Elevance Health Inc.	5.700%	2/15/2055	835	770
	Elevance Health Inc.	5.700%	9/15/2055	380	351
	Eli Lilly & Co.	5.050%	8/14/2054	645	567
	Eli Lilly & Co.	5.600%	5/20/2056	735	700
	Eli Lilly & Co.	5.700%	5/20/2066	610	579
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	10	10
	Enbridge Energy Partners LP	7.375%	10/15/2045	230	256
[5]	Encompass Health Corp.	5.875%	6/1/2034	15	15
[5]	Endo Finance Holdings LP	8.500%	4/15/2031	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/2028	28	28
[5]	Energizer Holdings Inc.	4.375%	3/31/2029	35	34
[5]	Energizer Holdings Inc.	6.000%	9/15/2033	5	5
	Energy Transfer LP	5.250%	4/15/2029	130	131
	Energy Transfer LP	5.250%	7/1/2029	230	233
	Energy Transfer LP	3.750%	5/15/2030	30	29
	Energy Transfer LP	6.400%	12/1/2030	230	241
	Energy Transfer LP	5.750%	2/15/2033	130	133
	Energy Transfer LP	6.550%	12/1/2033	230	245
	Energy Transfer LP	5.350%	1/15/2036	800	782
	Energy Transfer LP	6.050%	6/1/2041	535	530
	Energy Transfer LP	6.500%	2/1/2042	100	102
	Energy Transfer LP	5.300%	4/1/2044	75	66
	Energy Transfer LP	5.150%	3/15/2045	55	47
	Energy Transfer LP	6.250%	4/15/2049	70	67
[5]	Enpro Inc.	6.125%	6/1/2033	10	10
[5]	Entegris Inc.	4.750%	4/15/2029	133	131
[5]	Entegris Inc.	5.950%	6/15/2030	49	49
	Entergy Arkansas LLC	5.450%	6/1/2034	380	384
	Entergy Arkansas LLC	5.750%	6/1/2054	560	529
	Entergy Corp.	3.750%	6/15/2050	650	451
	Entergy Mississippi LLC	5.800%	4/15/2055	360	340
	Entergy Texas Inc.	5.550%	9/15/2054	545	498
	Enterprise Products Operating LLC	4.850%	3/15/2044	215	189
	Enterprise Products Operating LLC	4.900%	5/15/2046	59	51
	Enterprise Products Operating LLC	4.250%	2/15/2048	50	39
	Enterprise Products Operating LLC	3.700%	1/31/2051	70	49
	EOG Resources Inc.	5.650%	12/1/2054	950	888
	EQT Corp.	3.900%	10/1/2027	28	28
	EQT Corp.	7.500%	6/1/2030	10	11
	Equifax Inc.	5.650%	8/15/2033	144	144
[12]	Equinix Europe 2 Financing Corp. LLC	5.250%	8/15/2031	1,137	1,131
[12]	Equinix Inc.	5.500%	8/15/2033	737	729
[12]	Equinix Inc.	5.800%	8/15/2036	412	408
	Equitable Holdings Inc.	5.594%	1/11/2033	148	150
	Equitable Holdings Inc.	5.000%	4/20/2048	79	67
[5]	ERAC USA Finance LLC	4.500%	10/30/2029	1,433	1,416
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	1,211	1,195
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	180	199
	ERP Operating LP	4.500%	7/1/2044	135	113
[5]	Esab Corp.	5.625%	4/1/2031	10	10
	Essential Utilities Inc.	4.800%	8/15/2027	2,685	2,690
	Essex Portfolio LP	4.500%	3/15/2048	60	48
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	96	62
	Evergy Inc.	4.250%	3/15/2029	660	650
	Evergy Kansas Central Inc.	3.250%	9/1/2049	150	97
	Evergy Kansas Central Inc.	5.700%	3/15/2053	380	362
[5]	Excelerate Energy LP	8.000%	5/15/2030	6	6
	Exelon Corp.	5.150%	3/15/2028	210	211
	Exelon Corp.	4.050%	4/15/2030	2,920	2,828
	Exelon Corp.	3.350%	3/15/2032	200	183
	Exelon Corp.	4.450%	4/15/2046	165	131
	Exelon Corp.	4.100%	3/15/2052	100	73
	Exelon Corp.	5.600%	3/15/2053	390	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.700%	4/1/2028	150	152
	Extra Space Storage LP	5.500%	7/1/2030	374	379
	Extra Space Storage LP	2.400%	10/15/2031	80	70
	Extra Space Storage LP	4.900%	2/1/2032	655	645
	Extra Space Storage LP	4.950%	1/15/2033	436	426
[8]	Exxon Mobil Corp.	1.408%	6/26/2039	1,100	909
	Exxon Mobil Corp.	4.114%	3/1/2046	55	44
[4]	FedEx Corp.	4.550%	4/1/2046	70	58
[5]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	550	536
[5]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	320	309
[5]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	380	363
	Ferguson Enterprises Inc.	4.350%	3/15/2031	310	302
	Fifth Third Bancorp	6.339%	7/27/2029	310	319
	FirstEnergy Corp.	2.650%	3/1/2030	2,690	2,478
[4]	FirstEnergy Corp.	3.400%	3/1/2050	1,100	714
[5]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	830	815
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	260	250
	FirstEnergy Transmission LLC	4.550%	1/15/2030	134	132
	FirstEnergy Transmission LLC	4.750%	1/15/2033	3,202	3,096
[5]	FirstEnergy Transmission LLC	4.550%	4/1/2049	405	322
[5]	Flash Compute LLC	7.250%	12/31/2030	10	10
[5]	FMC Corp.	8.000%	6/1/2031	13	13
	FMC Corp.	5.650%	5/18/2033	35	31
	FMC Corp.	8.450%	11/1/2055	2	1
[5]	Focus Financial Partners LLC	6.750%	9/15/2031	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	22	22
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	206
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	53	50
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	10	10
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	600	615
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	585	575
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	200	211
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	290	291
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	290	293
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,542	1,590
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	712	725
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	709	729
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,790	1,832
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[5]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	15	14
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	65	67
[5]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	5	5
[5]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	5	5
[5]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	9
[4,8]	GA Global Funding Trust	3.750%	6/20/2032	400	447
[4,8]	GA Global Funding Trust	4.133%	9/16/2035	2,700	2,990
[5]	Gates Corp.	6.875%	7/1/2029	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	155	155
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	110	113
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	330	327
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	300	299
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	375	359
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	100	102
[5]	Gen Digital Inc.	6.250%	4/1/2033	15	15
	General Motors Co.	6.250%	4/15/2035	125	129
	General Motors Co.	5.200%	4/1/2045	478	408
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/2029	575	584
	General Motors Financial Co. Inc.	3.600%	6/21/2030	95	90
	General Motors Financial Co. Inc.	4.600%	1/8/2031	2,510	2,452
	General Motors Financial Co. Inc.	5.750%	2/8/2031	1,905	1,945
	General Motors Financial Co. Inc.	5.100%	9/15/2031	820	815
	General Motors Financial Co. Inc.	6.400%	1/9/2033	170	178
	General Motors Financial Co. Inc.	5.450%	1/8/2036	125	122
[5]	Genesee & Wyoming Inc.	6.250%	4/15/2032	10	10
	Genesis Energy LP	8.250%	1/15/2029	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Genesis Energy LP	6.750%	3/15/2034	10	10
	Georgia Power Co.	4.300%	3/15/2042	130	109
	Georgia Power Co.	5.125%	5/15/2052	70	62
[5]	Georgia-Pacific LLC	4.900%	5/15/2033	2,130	2,088
	Gilead Sciences Inc.	4.150%	3/1/2047	190	149
[5]	Global Atlantic Fin Co.	7.950%	6/15/2033	886	957
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,500	2,545
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,489	1,457
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,085	1,027
	Goldman Sachs Group Inc.	5.065%	1/21/2037	238	227
	Goldman Sachs Group Inc.	5.425%	6/3/2037	780	762
	Goldman Sachs Group Inc.	6.750%	10/1/2037	300	318
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	255	224
	Goldman Sachs Group Inc.	5.387%	2/2/2041	1,130	1,070
	Goldman Sachs Group Inc.	3.210%	4/22/2042	100	72
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	90	77
	Goldman Sachs Group Inc.	6.215%	7/21/2057	700	693
	Golub Capital Private Credit Fund	5.875%	5/1/2030	351	344
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	20	19
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	6	6
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	5	5
[5]	Granite Construction Inc.	6.375%	6/15/2034	5	5
[5]	Graphic Packaging International LLC	3.500%	3/15/2028	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	77	72
[5]	Harvest Midstream I LP	6.750%	5/15/2034	15	15
[5]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	25	25
	HCA Inc.	5.000%	3/1/2028	150	151
	HCA Inc.	5.250%	3/1/2030	285	287
	HCA Inc.	5.450%	4/1/2031	80	81
	HCA Inc.	4.600%	11/15/2032	1,510	1,452
	HCA Inc.	5.000%	5/15/2033	315	307
	HCA Inc.	5.450%	9/15/2034	50	50
	HCA Inc.	5.750%	3/1/2035	50	50
	HCA Inc.	4.900%	11/15/2035	225	213
	HCA Inc.	5.250%	6/15/2049	115	98
	HCA Inc.	4.625%	3/15/2052	205	158
	HCA Inc.	6.100%	4/1/2064	740	692
	HEICO Corp.	4.950%	8/1/2031	607	605
	HEICO Corp.	5.400%	8/1/2036	327	324
	Helmerich & Payne Inc.	2.900%	9/29/2031	220	195
[5]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[5]	Herc Holdings Inc.	7.000%	6/15/2030	10	10
[5]	Herc Holdings Inc.	5.750%	3/15/2031	10	10
[5]	Herc Holdings Inc.	7.250%	6/15/2033	6	6
[5]	Herc Holdings Inc.	6.000%	3/15/2034	5	5
	Hess Corp.	7.300%	8/15/2031	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/2029	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	495
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	700	683
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	700	690
	Highwoods Realty LP	2.600%	2/1/2031	310	275
	Highwoods Realty LP	7.650%	2/1/2034	429	471
[5]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	20	20
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	70	71
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	10	10
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	25	25
[5]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	10	10
[5]	Honeywell Aerospace Inc.	4.300%	3/16/2031	1,196	1,163
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	645	623
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	702	677
[5]	Honeywell Aerospace Inc.	5.622%	3/16/2046	551	524
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	677	644
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	281
	Host Hotels & Resorts LP	5.700%	7/1/2034	215	215
[5]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	15	15
[5]	Howard Midstream Energy Partners LLC	6.625%	1/15/2035	5	5
	HPS Corporate Lending Fund	4.900%	9/11/2028	589	577
	HPS Corporate Lending Fund	5.950%	4/14/2032	240	233
[5]	HUB International Ltd.	7.250%	6/15/2030	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	HUB International Ltd.	7.375%	1/31/2032	5	5
	Hubbell Inc.	4.900%	6/15/2033	380	371
	Hudson Pacific Properties LP	3.950%	11/1/2027	2	2
	Hudson Pacific Properties LP	5.950%	2/15/2028	5	5
	Huntington Bancshares Inc.	6.208%	8/21/2029	1,150	1,180
	Huntington Bancshares Inc.	5.709%	2/2/2035	434	436
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	128
	Huntington Bancshares Inc.	5.605%	1/28/2041	410	393
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	368	372
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	308	312
[5]	HUT 8 DC LLC	6.192%	11/15/2042	512	497
	Hyatt Hotels Corp.	5.250%	6/30/2029	45	45
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	180
	Indiana Michigan Power Co.	5.625%	4/1/2053	340	317
	Indiana Michigan Power Co.	5.600%	3/15/2056	280	258
[5]	Ingram Micro Inc.	4.750%	5/15/2029	13	13
	Intel Corp.	2.450%	11/15/2029	1,273	1,176
	Intel Corp.	5.125%	2/10/2030	1,482	1,486
	Intel Corp.	4.650%	6/1/2031	219	214
	Intel Corp.	2.000%	8/12/2031	158	136
	Intel Corp.	5.000%	8/15/2033	174	169
	Intel Corp.	5.300%	5/15/2036	367	354
	Intel Corp.	5.625%	2/10/2043	80	74
	Intel Corp.	3.734%	12/8/2047	266	180
	Intel Corp.	3.050%	8/12/2051	177	103
	Intel Corp.	5.700%	2/10/2053	1,608	1,427
	Intel Corp.	5.600%	2/21/2054	200	175
	Intel Corp.	6.125%	5/15/2056	789	739
	Intel Corp.	5.900%	2/10/2063	60	53
	Intercontinental Exchange Inc.	4.950%	6/15/2052	20	17
	Intercontinental Exchange Inc.	3.000%	9/15/2060	50	28
	Intercontinental Exchange Inc.	5.200%	6/15/2062	220	188
	International Business Machines Corp.	4.600%	2/3/2033	704	675
	Intuit Inc.	4.950%	6/15/2031	416	412
	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	345	340
[5]	IQVIA Inc.	6.250%	6/1/2032	15	15
[5]	ITC Holdings Corp.	5.500%	4/15/2036	470	464
	Jabil Inc.	4.750%	2/1/2033	48	46
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	110	112
	Jacobs Solutions Inc.	5.375%	3/3/2036	293	282
	JBS NV	6.750%	3/15/2034	138	148
	JBS NV	6.375%	2/25/2055	1,055	1,002
	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	456
[5]	JetBlue Airways Corp.	9.875%	9/20/2031	74	64
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[5]	JH North America Holdings Inc.	6.125%	7/31/2032	5	5
	JPMorgan Chase & Co.	4.851%	7/25/2028	140	140
	JPMorgan Chase & Co.	5.012%	1/23/2030	730	732
	JPMorgan Chase & Co.	5.581%	4/22/2030	1,210	1,230
	JPMorgan Chase & Co.	4.995%	7/22/2030	570	571
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	465
	JPMorgan Chase & Co.	5.140%	1/24/2031	720	723
	JPMorgan Chase & Co.	5.350%	6/1/2034	130	130
	JPMorgan Chase & Co.	4.946%	10/22/2035	1,130	1,094
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,460	1,444
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,385	1,315
	JPMorgan Chase & Co.	4.898%	1/22/2037	770	734
	JPMorgan Chase & Co.	5.193%	2/5/2037	972	932
	JPMorgan Chase & Co.	5.148%	4/23/2037	1,255	1,218
	JPMorgan Chase & Co.	6.400%	5/15/2038	150	161
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	62	53
	JPMorgan Chase & Co.	5.803%	7/23/2041	845	835
	JPMorgan Chase & Co.	5.534%	11/29/2045	490	466
[5]	KeHE Distributors LLC	9.000%	2/15/2029	19	20
[5]	KeHE Distributors LLC	7.125%	4/30/2033	10	10
	Keybank National Association	5.000%	1/26/2033	100	98
	KeyCorp	6.401%	3/6/2035	110	115
	Keysight Technologies Inc.	4.950%	10/15/2034	266	257
	Kimco Realty OP LLC	4.250%	4/1/2045	75	61
	Kimco Realty OP LLC	3.700%	10/1/2049	70	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.150%	6/1/2030	430	434
[12]	Kinder Morgan Inc.	5.550%	8/1/2036	790	784
[5]	Kinetik Holdings LP	6.625%	12/15/2028	10	10
[5]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	KKR & Co. Inc.	5.100%	8/7/2035	116	110
	Kraft Heinz Foods Co.	5.000%	6/4/2042	460	398
	Kraft Heinz Foods Co.	4.375%	6/1/2046	26	20
	Kraft Heinz Foods Co.	4.875%	10/1/2049	27	22
	Kraft Heinz Foods Co.	5.500%	6/1/2050	465	407
	Kroger Co.	5.150%	8/1/2043	300	270
	Kyndryl Holdings Inc.	3.150%	10/15/2031	410	341
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	6	6
	Las Vegas Sands Corp.	5.300%	5/15/2031	420	414
[5]	Liberty Mutual Group Inc.	5.250%	5/1/2036	700	677
[5]	Liberty Utilities Co.	5.100%	5/15/2031	1,780	1,758
[5]	LifePoint Health Inc.	7.000%	5/1/2034	30	28
[5]	Light & Wonder International Inc.	6.250%	10/1/2033	10	10
[5]	Lithia Motors Inc.	4.625%	12/15/2027	10	10
[5]	Live Nation Entertainment Inc.	6.500%	5/15/2027	31	31
	Lowe's Cos. Inc.	4.000%	10/15/2028	80	79
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	286
	Lowe's Cos. Inc.	3.750%	4/1/2032	55	51
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,685	1,627
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,925	1,839
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	139
	LYB International Finance III LLC	3.375%	10/1/2040	50	36
	M&T Bank Corp.	7.413%	10/30/2029	316	333
	M&T Bank Corp.	5.179%	7/8/2031	451	451
	M&T Bank Corp.	5.053%	1/27/2034	116	113
	M&T Bank Corp.	5.400%	7/30/2035	299	296
[5]	Magnera Corp.	7.250%	11/15/2031	75	73
[5,12]	Magnolia Oil & Gas Operating LLC	6.625%	8/15/2034	5	5
	Marathon Petroleum Corp.	5.150%	3/1/2030	800	806
	Marriott International Inc.	4.500%	5/1/2033	950	907
[5]	Mars Inc.	5.000%	3/1/2032	1,290	1,287
[5]	Mars Inc.	5.200%	3/1/2035	1,113	1,097
[5]	Mars Inc.	3.875%	4/1/2039	178	150
[5]	Mars Inc.	5.700%	5/1/2055	1,055	997
[5]	Mars Inc.	5.800%	5/1/2065	1,085	1,026
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	75	64
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	150	89
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	110	111
	Marvell Technology Inc.	5.300%	4/15/2036	394	380
	Mastercard Inc.	4.425%	6/8/2029	1,169	1,163
	Mastercard Inc.	4.600%	6/8/2031	997	986
[5]	Matador Resources Co.	6.250%	4/15/2033	2	2
[5]	Matador Resources Co.	6.000%	4/15/2034	10	10
[5]	Match Group Holdings II LLC	4.125%	8/1/2030	75	70
[5]	McAfee Corp.	7.375%	2/15/2030	8	7
	McKesson Corp.	4.950%	5/30/2032	2,405	2,399
[5]	Medline Borrower LP	5.250%	10/1/2029	4	4
	Merck & Co. Inc.	4.950%	5/22/2033	1,225	1,216
	Merck & Co. Inc.	5.550%	12/4/2055	705	658
	Merck & Co. Inc.	5.850%	5/22/2056	295	287
	Merck & Co. Inc.	5.150%	5/17/2063	160	137
[5]	Meridian Arc Holdco LLC	6.250%	4/30/2031	20	19
	Meta Platforms Inc.	4.200%	11/15/2030	530	514
	Meta Platforms Inc.	4.875%	11/15/2035	374	351
	Meta Platforms Inc.	5.250%	5/15/2036	295	283
	Meta Platforms Inc.	6.200%	5/15/2046	667	627
	Meta Platforms Inc.	4.450%	8/15/2052	248	176
	Meta Platforms Inc.	5.400%	8/15/2054	250	203
	Meta Platforms Inc.	6.300%	5/15/2056	686	629
	Meta Platforms Inc.	4.650%	8/15/2062	42	29
	Meta Platforms Inc.	5.750%	11/15/2065	700	577
	MetLife Inc.	4.125%	8/13/2042	60	49
	MetLife Inc.	4.875%	11/13/2043	60	53
	MetLife Inc.	5.250%	1/15/2054	60	53
	MidAmerican Energy Co.	5.300%	2/1/2055	530	471
[5]	Midcontinent Communications	8.000%	8/15/2032	80	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	20	20
	Molson Coors Beverage Co.	5.500%	7/8/2036	270	265
	Morgan Stanley	5.173%	1/16/2030	740	744
	Morgan Stanley	4.654%	10/18/2030	740	732
	Morgan Stanley	5.230%	1/15/2031	665	668
[4]	Morgan Stanley	2.511%	10/20/2032	2,220	1,941
	Morgan Stanley	2.943%	1/21/2033	268	238
	Morgan Stanley	5.587%	1/18/2036	102	102
	Morgan Stanley	5.664%	4/17/2036	2,000	2,007
[4]	Morgan Stanley	4.892%	10/22/2036	1,317	1,248
	Morgan Stanley	5.073%	1/30/2037	1,769	1,691
	Morgan Stanley	5.296%	4/10/2037	780	757
[4]	Morgan Stanley	5.605%	7/17/2037	315	313
[4]	Morgan Stanley	3.971%	7/22/2038	90	77
[4]	Morgan Stanley	4.457%	4/22/2039	165	147
	Morgan Stanley	5.314%	1/18/2041	410	388
	Morgan Stanley	6.375%	7/24/2042	150	157
[4]	Morgan Stanley	4.375%	1/22/2047	200	160
	Motorola Solutions Inc.	5.200%	8/15/2032	685	681
	Motorola Solutions Inc.	5.550%	8/15/2035	85	85
	MPT Operating Partnership LP	3.500%	3/15/2031	19	13
[5]	MPT Operating Partnership LP	8.500%	2/15/2032	25	25
[5]	Mueller Water Products Inc.	4.000%	6/15/2029	60	57
[5]	Narragansett Electric Co.	6.000%	5/15/2056	460	447
	Nasdaq Inc.	5.350%	6/28/2028	112	113
	Nasdaq Inc.	3.950%	3/7/2052	233	166
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	125	91
	Navient Corp.	4.875%	3/15/2028	2	2
	Navient Corp.	9.375%	7/25/2030	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/2029	75	78
[5]	NCL Corp. Ltd.	5.875%	1/15/2031	5	5
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	20	20
	Netflix Inc.	5.250%	8/15/2036	613	604
	Nevada Power Co.	6.000%	3/15/2054	180	174
	Nevada Power Co.	6.250%	5/15/2055	220	219
	Newell Brands Inc.	6.375%	9/15/2027	4	4
[5]	Newell Brands Inc.	8.500%	6/1/2028	10	10
	Newell Brands Inc.	6.625%	9/15/2029	10	10
	Newell Brands Inc.	7.375%	4/1/2036	46	46
	Newell Brands Inc.	7.500%	4/1/2046	4	4
[5]	Nexstar Media Inc.	6.500%	9/15/2033	30	30
[5]	Nexstar Media Inc.	7.250%	4/15/2034	10	10
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	650	652
[4]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	410	403
	NiSource Inc.	5.250%	3/30/2028	100	101
	NiSource Inc.	5.200%	7/1/2029	700	708
	NiSource Inc.	5.400%	6/30/2033	60	60
	NiSource Inc.	5.350%	4/1/2034	400	400
	NiSource Inc.	4.800%	2/15/2044	630	537
	NiSource Inc.	3.950%	3/30/2048	50	37
	NiSource Inc.	5.850%	4/1/2055	260	244
[5]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	5	5
[5]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	10	10
[5]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	25	24
[5]	Noble Finance II LLC	6.250%	6/15/2034	15	15
	Norfolk Southern Corp.	3.050%	5/15/2050	120	74
	Norfolk Southern Corp.	5.950%	3/15/2064	150	144
	Northrop Grumman Corp.	5.250%	5/1/2050	545	488
[5]	Novelis Corp.	4.750%	1/30/2030	22	21
[5]	Novelis Corp.	3.875%	8/15/2031	25	23
[5]	NRG Energy Inc.	5.750%	7/15/2029	5	5
[5]	NRG Energy Inc.	5.750%	1/15/2034	15	15
[5]	NRG Energy Inc.	6.250%	11/1/2034	75	75
[5]	NRG Energy Inc.	6.000%	1/15/2036	20	20
[5]	NRG Energy Inc.	6.125%	5/15/2036	10	10
	NuStar Logistics LP	6.375%	10/1/2030	20	20
	NVIDIA Corp.	4.750%	6/15/2033	1,040	1,008
	NVIDIA Corp.	4.950%	6/15/2036	460	440
	NVIDIA Corp.	5.550%	6/15/2046	220	203
	NVIDIA Corp.	5.625%	6/15/2056	200	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	10	10
[5]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	15	16
	Occidental Petroleum Corp.	7.500%	5/1/2031	44	48
	Occidental Petroleum Corp.	6.450%	9/15/2036	925	974
	Occidental Petroleum Corp.	6.600%	3/15/2046	10	10
	Occidental Petroleum Corp.	6.050%	10/1/2054	735	710
	OGE Energy Corp.	5.450%	5/15/2029	150	152
	Ohio Power Co.	5.650%	6/1/2034	500	506
[5]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[5]	Olympus Water US Holding Corp.	6.750%	8/1/2032	15	15
[5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	39
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	336	321
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	185	170
	Omnicom Group Inc.	3.375%	3/1/2041	100	71
[5]	Omnis Funding Trust	6.722%	5/15/2055	350	350
	OneMain Finance Corp.	3.500%	1/15/2027	15	15
	OneMain Finance Corp.	6.125%	5/15/2030	5	5
	OneMain Finance Corp.	6.750%	3/15/2032	5	5
	OneMain Finance Corp.	7.125%	9/15/2032	5	5
	OneMain Finance Corp.	6.500%	3/15/2033	20	20
	OneMain Finance Corp.	6.750%	9/15/2033	15	15
	Oracle Corp.	4.800%	8/3/2028	700	694
	Oracle Corp.	4.550%	2/4/2029	318	310
	Oracle Corp.	4.450%	9/26/2030	1,711	1,615
	Oracle Corp.	4.950%	2/4/2031	331	316
	Oracle Corp.	4.800%	9/26/2032	231	213
	Oracle Corp.	5.350%	5/4/2033	1,013	954
	Oracle Corp.	5.200%	9/26/2035	625	561
	Oracle Corp.	5.700%	2/4/2036	558	517
	Oracle Corp.	3.600%	4/1/2040	430	298
	Oracle Corp.	3.650%	3/25/2041	150	102
	Oracle Corp.	5.875%	9/26/2045	313	257
	Oracle Corp.	6.550%	2/4/2046	357	317
	Oracle Corp.	6.700%	2/4/2056	189	167
	Oracle Corp.	3.850%	4/1/2060	1,418	794
[5]	Organon & Co.	4.125%	4/30/2028	13	13
[5]	Organon & Co.	5.125%	4/30/2031	30	30
[5]	Organon & Co.	6.750%	5/15/2034	15	16
[5]	Outfront Media Capital LLC	7.375%	2/15/2031	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	21	20
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	4	4
[5]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	5	5
	Pacific Gas & Electric Co.	3.000%	6/15/2028	100	97
	Pacific Gas & Electric Co.	5.550%	5/15/2029	970	984
	Pacific Gas & Electric Co.	2.500%	2/1/2031	140	125
	Pacific Gas & Electric Co.	6.150%	1/15/2033	130	134
	Pacific Gas & Electric Co.	5.200%	5/1/2036	340	324
	Pacific Gas & Electric Co.	5.600%	8/15/2036	630	618
	Pacific Gas & Electric Co.	4.500%	7/1/2040	430	361
	Pacific Gas & Electric Co.	4.750%	2/15/2044	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	64
	Pacific Gas & Electric Co.	6.000%	5/1/2056	490	451
	Paramount Global	4.200%	6/1/2029	15	14
	Paramount Global	4.950%	1/15/2031	10	9
	Paramount Global	6.875%	4/30/2036	15	14
	Paramount Global	4.375%	3/15/2043	35	21
[5]	Pattern Energy Operations LP	4.500%	8/15/2028	72	70
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	250	246
	Paychex Inc.	5.350%	4/15/2032	150	150
	PECO Energy Co.	4.150%	10/1/2044	130	103
[5]	Penn Entertainment Inc.	5.625%	1/15/2027	5	5
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	155	158
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	56	58
[8]	PepsiCo Inc.	4.150%	2/11/2047	500	547
	PepsiCo Inc.	4.200%	7/18/2052	25	19
[5]	Performance Food Group Inc.	6.125%	9/15/2032	10	10
[5]	Performance Food Group Inc.	5.625%	3/1/2034	10	10
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	260	237
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	359
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	2/15/2030	105	106
	Philip Morris International Inc.	4.250%	10/29/2032	1,380	1,321
	Philip Morris International Inc.	5.750%	11/17/2032	224	232
	Philip Morris International Inc.	5.375%	2/15/2033	165	167
	Philip Morris International Inc.	4.250%	11/10/2044	440	356
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	680	655
[4]	Pinnacle Bank	5.625%	2/15/2028	250	252
	Pinnacle Bank	5.957%	1/15/2036	263	259
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	635	646
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	1,355	1,343
	Pinnacle West Capital Corp.	4.900%	5/15/2028	220	221
	Pioneer Natural Resources Co.	1.900%	8/15/2030	150	134
[5]	Pioneer Opco LLC	7.000%	5/15/2033	13	13
	Plains All American Pipeline LP	4.700%	1/15/2031	150	147
	Plains All American Pipeline LP	5.600%	1/15/2036	200	197
	Plains All American Pipeline LP	4.900%	2/15/2045	30	26
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,240	1,259
[4]	PNC Financial Services Group Inc.	4.831%	7/19/2030	1,260	1,258
	PNC Financial Services Group Inc.	5.068%	1/24/2034	390	384
	PNC Financial Services Group Inc.	5.939%	8/18/2034	160	165
	PNC Financial Services Group Inc.	6.875%	10/20/2034	585	634
	PNC Financial Services Group Inc.	5.676%	1/22/2035	700	708
	PNC Financial Services Group Inc.	5.575%	1/29/2036	840	843
	PNC Financial Services Group Inc.	5.463%	7/21/2037	733	725
	PNC Financial Services Group Inc.	5.423%	1/25/2041	540	517
[5]	Post Holdings Inc.	6.250%	2/15/2032	5	5
[5]	Post Holdings Inc.	6.375%	3/1/2033	6	6
[5]	Post Holdings Inc.	6.250%	10/15/2034	15	15
[5]	Post Holdings Inc.	6.500%	3/15/2036	5	5
[5]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	40	38
	Progressive Corp.	4.600%	3/26/2031	70	69
	Progressive Corp.	5.150%	3/26/2036	350	343
[4]	Prudential Financial Inc.	4.350%	2/25/2050	65	51
[4]	Prudential Financial Inc.	3.700%	3/13/2051	70	48
	Prudential Financial Inc.	6.500%	3/15/2054	130	133
[5]	PSEG Power LLC	5.200%	5/15/2030	1,115	1,117
	Public Service Co. of Colorado	4.050%	9/15/2049	230	170
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	100	71
[4]	Public Service Electric & Gas Co.	5.125%	3/15/2053	160	141
[4]	Public Service Electric & Gas Co.	5.625%	1/1/2056	450	423
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,010	1,019
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	300	297
[5]	Qnity Electronics Inc.	5.750%	8/15/2032	25	25
	Quest Diagnostics Inc.	5.000%	6/30/2036	630	607
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	15	15
[5]	Quikrete Holdings Inc.	6.750%	3/1/2033	30	30
[5]	QXO Building Products Inc.	6.500%	7/15/2031	5	5
[5]	QXO Building Products Inc.	6.875%	7/15/2034	10	10
[5]	Radiology Partners Inc.	8.500%	7/15/2032	15	16
[5]	Range Resources Corp.	4.750%	2/15/2030	70	68
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	5	5
[5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	678	655
	Realty Income Corp.	4.850%	3/15/2030	165	165
[4]	Realty Income Corp.	4.750%	4/15/2033	850	826
	Regions Financial Corp.	5.722%	6/6/2030	887	905
[5]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[5]	RHP Hotel Properties LP	6.500%	6/15/2033	5	5
[5]	RHP Hotel Properties LP	5.750%	3/15/2034	5	5
[5]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	8	8
[5]	Rocket Cos. Inc.	6.500%	8/1/2029	5	5
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	5	5
[5]	Rocket Cos. Inc.	6.125%	8/1/2031	5	5
[5]	Rocket Cos. Inc.	7.125%	2/1/2032	1	1
[5]	Rocket Cos. Inc.	6.375%	8/1/2033	95	96
[5]	Rocket Cos. Inc.	6.500%	6/15/2034	5	5
[5]	Rocket Mortgage LLC	3.875%	3/1/2031	10	9
[5]	Rocket Mortgage LLC	4.000%	10/15/2033	10	9
[5]	Rocket Software Inc.	6.500%	2/15/2029	70	64
[5]	Rockies Express Pipeline LLC	4.950%	7/15/2029	2	2
[5]	Rockies Express Pipeline LLC	6.750%	3/15/2033	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	5	5
	RPM International Inc.	4.550%	3/1/2029	115	114
	RTX Corp.	2.375%	3/15/2032	1,200	1,050
	RTX Corp.	4.875%	10/15/2040	557	515
	RTX Corp.	6.400%	3/15/2054	983	1,027
[5]	Ryan Specialty LLC	4.375%	2/1/2030	70	68
[5]	Ryan Specialty LLC	5.875%	8/1/2032	13	13
	Ryder System Inc.	4.300%	12/1/2030	265	258
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	889	874
	Sabra Health Care LP	3.900%	10/15/2029	1	1
	Sabra Health Care LP	3.200%	12/1/2031	320	287
	Salesforce Inc.	4.900%	9/15/2031	1,000	985
	Salesforce Inc.	5.550%	3/15/2036	800	780
	Salesforce Inc.	6.550%	3/15/2056	106	101
	San Diego Gas & Electric Co.	5.550%	4/15/2054	140	128
	SBA Communications Corp.	3.125%	2/1/2029	17	16
[5]	Scripps Escrow II Inc.	3.875%	1/15/2029	5	5
[5]	Service Properties Trust	0.000%	9/30/2027	5	5
	Service Properties Trust	3.950%	1/15/2028	7	7
	Service Properties Trust	8.875%	6/15/2032	15	15
	ServiceNow Inc.	5.050%	5/15/2033	620	612
[4]	Shell Finance US Inc.	3.750%	9/12/2046	141	104
[5]	Shift4 Payments LLC	6.750%	8/15/2032	16	16
[5]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[5]	Six Flags Entertainment Corp.	8.625%	1/15/2032	5	5
[5]	Six Flags Entertainment Corp.	6.625%	5/1/2032	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	530	529
[5]	SM Energy Co.	6.750%	8/1/2029	5	5
[5]	SM Energy Co.	8.625%	11/1/2030	20	21
[5]	SM Energy Co.	8.750%	7/1/2031	11	11
[5]	SM Energy Co.	7.000%	8/1/2032	21	21
[5]	SM Energy Co.	9.625%	6/15/2033	20	22
[5]	SM Energy Co.	6.625%	4/15/2034	35	35
	Southern California Edison Co.	5.650%	10/1/2028	600	610
[4]	Southern California Edison Co.	4.200%	3/1/2029	100	98
	Southern California Edison Co.	5.450%	6/1/2031	1,140	1,152
	Southern California Edison Co.	4.800%	3/15/2033	680	657
	Southern California Edison Co.	4.500%	9/1/2040	50	42
[4]	Southern California Edison Co.	3.900%	3/15/2043	50	37
	Southern California Edison Co.	4.000%	4/1/2047	50	36
	Southern California Gas Co.	3.750%	9/15/2042	50	38
	Southern Co.	5.700%	10/15/2032	100	103
	Southern Co.	4.400%	7/1/2046	30	24
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	126
[4]	Southern Power Co.	4.250%	10/1/2030	170	166
	Southwest Airlines Co.	2.625%	2/10/2030	68	62
	Southwestern Electric Power Co.	5.200%	4/1/2036	570	551
[5]	Space Exploration Technologies Corp.	5.350%	7/15/2031	1,499	1,459
[5]	Space Exploration Technologies Corp.	5.650%	7/15/2033	823	788
[5]	Space Exploration Technologies Corp.	5.875%	7/15/2036	212	198
[5]	Space Exploration Technologies Corp.	6.650%	7/15/2056	205	180
	Sprint Capital Corp.	6.875%	11/15/2028	1,900	1,983
	Sprint Capital Corp.	8.750%	3/15/2032	78	91
[5]	SS&C Technologies Inc.	5.500%	9/30/2027	19	19
[5]	Standard Building Solutions Inc.	6.500%	8/15/2032	5	5
[5]	Standard Building Solutions Inc.	6.250%	8/1/2033	15	15
[5]	Star Parent Inc.	9.000%	10/1/2030	8	8
	Starbucks Corp.	3.500%	11/15/2050	125	83
[5]	Starwood Property Trust Inc.	5.875%	8/15/2029	5	5
[5]	Starwood Property Trust Inc.	6.000%	4/15/2030	80	80
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	5	5
	State Street Corp.	4.784%	10/23/2036	703	669
	State Street Corp.	5.094%	4/24/2037	530	514
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,115	1,107
[4,8]	Stellantis NV	4.250%	6/16/2031	500	568
[4,8]	Stellantis NV	2.750%	4/1/2032	500	521
[4,8]	Stellantis NV	4.625%	6/6/2035	1,900	2,081
[5]	Stingray Compute LLC	6.000%	6/15/2031	10	10
	Stryker Corp.	5.200%	2/10/2035	25	25
	Sumisho Air Lease Corp.	4.625%	10/1/2028	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sumisho Air Lease Corp.	4.850%	3/24/2031	1,280	1,255
[5]	Sumisho Air Lease Corp.	5.500%	3/24/2036	100	97
	Sun Communities Operating LP	2.300%	11/1/2028	200	189
[5]	Sunoco LP	7.000%	9/15/2028	10	10
[5]	Sunoco LP	5.625%	3/15/2031	10	10
[5]	Sunoco LP	5.375%	7/15/2031	5	5
[5]	Sunoco LP	5.625%	7/15/2034	10	10
[5]	Sunoco LP	7.875%	Perpetual	15	15
[5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	15	14
[5]	Talen Energy Supply LLC	6.250%	2/1/2034	15	15
[5]	Talen Energy Supply LLC	6.500%	2/1/2036	10	10
[5]	Tallgrass Energy Partners LP	7.375%	2/15/2029	70	72
[5]	Tallgrass Energy Partners LP	6.000%	12/31/2030	7	7
[5]	Tallgrass Energy Partners LP	6.750%	3/15/2034	15	15
	Targa Resources Corp.	6.150%	3/1/2029	310	319
	Targa Resources Corp.	6.125%	3/15/2033	153	159
	Targa Resources Corp.	6.500%	3/30/2034	600	635
	Targa Resources Corp.	6.500%	2/15/2053	28	28
[5]	Teachers Insurance & Annuity Association of America	6.050%	6/15/2056	390	377
[5]	Teleflex Inc.	5.875%	1/15/2032	5	5
	Tenet Healthcare Corp.	4.250%	6/1/2029	13	13
	Tenet Healthcare Corp.	4.375%	1/15/2030	5	5
	Tenet Healthcare Corp.	6.750%	5/15/2031	10	10
[5]	Tenet Healthcare Corp.	5.500%	11/15/2032	20	20
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	815	793
[9]	Time Warner Cable LLC	5.750%	6/2/2031	3,500	4,629
	Time Warner Cable LLC	5.875%	11/15/2040	343	294
	Time Warner Cable LLC	4.500%	9/15/2042	75	54
	T-Mobile USA Inc.	3.375%	4/15/2029	245	236
	Toll Brothers Finance Corp.	3.800%	11/1/2029	65	63
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	409
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	5	5
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	550	514
[5]	TransDigm Inc.	6.750%	8/15/2028	3	3
[5]	TransDigm Inc.	6.375%	3/1/2029	18	18
[5]	TransDigm Inc.	7.125%	12/1/2031	7	7
[5]	TransDigm Inc.	6.625%	3/1/2032	2	2
[5]	TransDigm Inc.	6.375%	5/31/2033	35	35
[5]	TransDigm Inc.	6.125%	7/31/2034	20	20
[5]	Transocean International Ltd.	8.250%	5/15/2029	5	5
[5]	Transocean International Ltd.	8.750%	2/15/2030	50	52
[5]	Transocean International Ltd.	8.500%	5/15/2031	7	7
[5]	Transocean International Ltd.	7.875%	10/15/2032	5	5
[4]	Truist Financial Corp.	5.071%	5/20/2031	1,205	1,205
[4]	Truist Financial Corp.	4.964%	10/23/2036	250	238
	Tyson Foods Inc.	4.950%	2/20/2036	95	91
	Uber Technologies Inc.	4.300%	1/15/2030	185	181
	Uber Technologies Inc.	4.150%	1/15/2031	1,325	1,280
	Uber Technologies Inc.	4.800%	9/15/2035	520	493
[5]	UKG Inc.	6.875%	2/1/2031	10	10
	Union Electric Co.	4.000%	4/1/2048	65	49
	Union Electric Co.	3.250%	10/1/2049	75	49
	Union Electric Co.	3.900%	4/1/2052	150	108
	Union Electric Co.	5.250%	1/15/2054	250	220
	Union Pacific Corp.	3.250%	2/5/2050	270	177
	Union Pacific Corp.	3.839%	3/20/2060	35	24
	United Airlines Holdings Inc.	4.875%	3/1/2029	10	10
	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
[5]	United Airlines Inc.	4.625%	4/15/2029	35	34
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	18	18
[5]	United States Steel Corp.	5.700%	8/1/2036	370	363
	UnitedHealth Group Inc.	5.350%	2/15/2033	100	101
	UnitedHealth Group Inc.	4.500%	4/15/2033	275	264
	UnitedHealth Group Inc.	5.000%	4/15/2034	30	29
	UnitedHealth Group Inc.	2.750%	5/15/2040	100	72
	UnitedHealth Group Inc.	4.375%	3/15/2042	215	181
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	64
	UnitedHealth Group Inc.	5.375%	4/15/2054	265	237
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	194
	UnitedHealth Group Inc.	5.200%	4/15/2063	715	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Univision Communications Inc.	4.500%	5/1/2029	2	2
[5]	Univision Communications Inc.	7.375%	6/30/2030	18	18
[5]	Univision Communications Inc.	8.500%	7/31/2031	55	55
[5]	Univision Communications Inc.	8.875%	4/15/2033	15	15
	US Bancorp	5.775%	6/12/2029	350	356
	US Bancorp	5.384%	1/23/2030	190	192
	US Bancorp	5.083%	5/15/2031	651	652
	US Bancorp	4.481%	1/26/2032	1,270	1,237
[4]	US Bancorp	4.967%	7/22/2033	25	24
	US Bancorp	5.850%	10/21/2033	325	335
	US Bancorp	4.839%	2/1/2034	220	213
	US Bancorp	5.836%	6/12/2034	191	196
	US Bancorp	5.470%	7/27/2037	930	921
[5]	US Foods Inc.	6.875%	9/15/2028	2	2
[5]	US Foods Inc.	4.750%	2/15/2029	9	9
[5]	US Foods Inc.	5.750%	4/15/2033	5	5
[5]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[5]	Vail Resorts Inc.	5.625%	7/15/2030	15	15
[5]	Vail Resorts Inc.	6.500%	5/15/2032	8	8
[5]	Valaris Ltd.	8.375%	4/30/2030	14	14
[5]	Venture Global LNG Inc.	9.500%	2/1/2029	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/2031	9	9
[5]	Venture Global LNG Inc.	9.875%	2/1/2032	16	17
[5]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	18	19
[5]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	51	53
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	25	26
	Verisk Analytics Inc.	5.500%	6/15/2045	100	91
	Verizon Communications Inc.	1.500%	9/18/2030	285	249
	Verizon Communications Inc.	4.750%	1/15/2033	688	667
	Verizon Communications Inc.	4.400%	11/1/2034	730	678
	Verizon Communications Inc.	5.250%	3/16/2037	170	163
	Verizon Communications Inc.	4.812%	3/15/2039	110	99
	Verizon Communications Inc.	2.650%	11/20/2040	75	51
	Verizon Communications Inc.	3.400%	3/22/2041	560	415
	Verizon Communications Inc.	3.875%	3/1/2052	130	89
	Verizon Communications Inc.	6.200%	5/14/2056	170	166
	Verizon Communications Inc.	2.987%	10/30/2056	1,240	677
	Verizon Communications Inc.	6.050%	5/14/2058	169	166
[4]	Virginia Electric & Power Co.	4.200%	5/15/2045	150	118
	Virginia Electric & Power Co.	5.450%	4/1/2053	100	90
	Virginia Electric & Power Co.	5.350%	1/15/2054	350	310
[5]	Vistra Operations Co. LLC	5.000%	7/31/2027	8	7
[5]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	798
[5]	Vistra Operations Co. LLC	5.250%	4/30/2033	1,060	1,035
	VMware LLC	1.800%	8/15/2028	400	378
	VMware LLC	4.700%	5/15/2030	130	129
	VMware LLC	2.200%	8/15/2031	220	191
[5]	VSP Optical Group Inc.	5.400%	6/1/2033	230	228
[5]	VSP Optical Group Inc.	5.650%	6/1/2036	215	213
	Walt Disney Co.	6.650%	11/15/2037	70	77
	Walt Disney Co.	2.750%	9/1/2049	45	27
[5]	Wayfair LLC	7.250%	10/31/2029	3	3
[5]	Wayfair LLC	7.750%	9/15/2030	10	10
[5]	Wayfair LLC	7.125%	5/31/2034	5	5
	WEC Energy Group Inc.	1.800%	10/15/2030	800	706
[4]	Wells Fargo & Co.	2.393%	6/2/2028	340	334
[4]	Wells Fargo & Co.	3.350%	3/2/2033	400	364
	Wells Fargo & Co.	5.389%	4/24/2034	250	250
[4]	Wells Fargo & Co.	5.557%	7/25/2034	1,084	1,093
	Wells Fargo & Co.	4.960%	1/23/2037	1,610	1,537
[4]	Wells Fargo & Co.	3.068%	4/30/2041	320	236
	Wells Fargo & Co.	5.375%	11/2/2043	90	82
[4]	Wells Fargo & Co.	4.400%	6/14/2046	60	47
[4]	Wells Fargo & Co.	5.013%	4/4/2051	80	69
[4]	Wells Fargo & Co.	4.611%	4/25/2053	50	40
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	100	107
[5]	WESCO Distribution Inc.	6.375%	3/15/2029	10	10
[5]	WESCO Distribution Inc.	5.250%	4/15/2031	5	5
[5]	WESCO Distribution Inc.	6.625%	3/15/2032	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	WESCO Distribution Inc.	6.375%	3/15/2033	10	10
[5]	WESCO Distribution Inc.	5.500%	4/15/2034	5	5
	Western Midstream Operating LP	4.500%	3/1/2028	49	49
	Western Midstream Operating LP	4.750%	8/15/2028	104	104
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	590	588
[5]	WEX Inc.	6.500%	3/15/2033	10	10
	Whirlpool Corp.	6.125%	6/15/2030	10	9
[5]	Whirlpool Corp.	7.500%	7/1/2031	5	5
	Whirlpool Corp.	6.500%	6/15/2033	15	13
	Williams Cos. Inc.	5.300%	8/15/2028	225	227
	Williams Cos. Inc.	4.800%	11/15/2029	425	425
	Williams Cos. Inc.	4.650%	8/15/2032	80	78
	Williams Cos. Inc.	6.300%	4/15/2040	65	67
	Wisconsin Power & Light Co.	5.700%	12/15/2055	310	289
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	5	5
[5]	WS Escrow LLC	7.750%	6/1/2033	10	10
[5]	WULF Compute LLC	7.750%	10/15/2030	17	18
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	15	15
[5]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	10	10
[5]	XHR LP	4.875%	6/1/2029	5	5
[5]	XHR LP	6.625%	5/15/2030	5	5
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	70	69
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	10	10
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	5	5
	Zoetis Inc.	4.700%	2/1/2043	129	111
	Zoetis Inc.	3.950%	9/12/2047	70	52
					383,505
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/2033	45	47
[5]	First Quantum Minerals Ltd.	7.250%	2/15/2034	5	5
					52
Total Corporate Bonds (Cost $723,945)					710,331
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.482%	11/6/2028	31	31
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.979%	4/20/2028	6	6
[7]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	5	5
[7]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.481%	4/23/2031	3	3
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.731%	3/1/2029	10	9
					23
Total Floating Rate Loan Interests (Cost $55)					54
Sovereign Bonds (22.7%)
Argentina (0.1%)
[4]	Argentine Republic	0.750%	7/9/2030	298	260
[4,5]	Provincia de Neuquen Argentina	7.350%	8/25/2034	990	975
					1,235
Australia (0.1%)
[8]	Treasury Corp. of Victoria	3.625%	9/29/2040	797	885
Azerbaijan (0.2%)
	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	2,000	1,983
Belgium (0.1%)
[4]	Kingdom of Belgium	4.875%	6/10/2055	1,286	1,101
Bermuda (0.0%)
[4]	Bermuda	5.000%	7/15/2032	500	494
Bulgaria (0.2%)
[8]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	700	796
[4,8]	Republic of Bulgaria	4.125%	7/18/2045	1,042	1,110
					1,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canada (0.1%)
[11]	Canadian Government Bond	3.500%	12/1/2045	536	360
[11]	Canadian Government Bond	2.750%	12/1/2048	474	277
[11]	Canadian Government Bond	1.750%	12/1/2053	573	254
					891
Chile (0.4%)
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	467	472
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	452	453
[4]	Empresa Nacional del Petroleo	3.450%	9/16/2031	200	181
[4,8]	Republic of Chile	3.875%	7/9/2031	549	634
[4,8,12]	Republic of Chile	4.000%	8/3/2034	1,596	1,819
					3,559
Cyprus (0.3%)
[4,8]	Republic of Cyprus	3.250%	6/27/2031	317	366
[4,8]	Republic of Cyprus	3.250%	1/28/2036	2,529	2,825
					3,191
Dominican Republic (0.3%)
[4]	Dominican Republic	5.950%	1/25/2027	935	938
[4]	Dominican Republic	5.500%	2/22/2029	150	149
[4]	Dominican Republic	4.500%	1/30/2030	1,465	1,403
[4]	Dominican Republic	4.875%	9/23/2032	1,050	984
					3,474
Ecuador (0.1%)
[4]	Republic of Ecuador	8.750%	1/29/2034	640	634
Finland (0.2%)
[4,5]	Republic of Finland	4.500%	6/3/2036	1,831	1,787
France (0.0%)
[4,5]	Electricite de France SA	5.700%	5/23/2028	315	320
Germany (1.6%)
[8]	Federal Republic of Germany	1.700%	8/15/2032	2,713	2,913
[8]	Federal Republic of Germany	2.600%	8/15/2035	1,613	1,780
[8]	Federal Republic of Germany	4.750%	7/4/2040	1,603	2,114
[4,8]	Federal Republic of Germany	2.600%	5/15/2041	1,845	1,909
[8]	Federal Republic of Germany	3.250%	7/4/2042	2,047	2,281
[8]	Federal Republic of Germany	2.500%	7/4/2044	1,188	1,176
[8]	Federal Republic of Germany	2.500%	8/15/2046	1,003	974
[8]	Federal Republic of Germany	1.250%	8/15/2048	1,369	1,009
[4,8]	Federal Republic of Germany	0.000%	8/15/2050	2,211	1,069
[4,8]	Federal Republic of Germany	1.800%	8/15/2053	378	296
[8]	Federal Republic of Germany	2.900%	8/15/2056	506	500
					16,021
Greece (0.2%)
[5,8]	Hellenic Republic	4.375%	7/18/2038	607	723
[8]	Hellenic Republic	4.200%	1/30/2042	213	245
[5,8]	Hellenic Republic	4.125%	6/15/2054	752	806
					1,774
Guatemala (0.0%)
[4]	Republic of Guatemala	4.900%	6/1/2030	477	468
Hungary (0.9%)
[4,8,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	3,883	4,726
[4]	Republic of Hungary	5.375%	9/26/2030	985	992
[4,8]	Republic of Hungary	4.250%	5/26/2033	1,877	2,182
[4,8]	Republic of Hungary	5.375%	9/12/2033	133	165
[4]	Republic of Hungary	6.000%	9/26/2035	210	213
[4,8]	Republic of Hungary	4.875%	3/25/2038	210	246
[4]	Republic of Hungary	6.750%	9/23/2055	384	396
					8,920
Iceland (0.4%)
[8]	Republic of Iceland	2.625%	5/27/2030	1,992	2,241
[8]	Republic of Iceland	3.250%	5/27/2031	1,136	1,303
					3,544
Indonesia (1.0%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	800	803
[8]	Republic of Indonesia	1.450%	9/18/2026	545	627
[8]	Republic of Indonesia	1.100%	3/12/2033	230	213
[4,8]	Republic of Indonesia	4.500%	5/29/2033	940	1,076
[8]	Republic of Indonesia	3.750%	10/16/2033	6,380	6,975
					9,893
Israel (0.4%)
[4]	State of Israel	5.375%	2/19/2030	720	723
[4]	State of Israel	4.500%	1/13/2031	3,115	3,020
[4]	State of Israel	5.750%	3/12/2054	520	478
					4,221
Italy (1.6%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,944	3,024
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,059	2,114
[4,5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,253	4,164
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	1,987	1,945
[4,5,8]	Republic of Italy	4.650%	10/1/2055	1,526	1,734
[4,5]	Republic of Italy	6.000%	7/14/2056	2,658	2,544
					15,525
Ivory Coast (0.0%)
[4]	Ivory Coast Government Bond	6.750%	2/25/2041	263	247
Japan (0.1%)
[4,14]	Japan	0.400%	3/20/2050	420,350	1,212
Kazakhstan (0.0%)
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	281	281
Latvia (0.2%)
[8]	Latvenergo A/S	4.162%	6/25/2033	1,613	1,840
Lithuania (0.8%)
[4,8]	Republic of Lithuania	3.625%	3/10/2036	6,989	7,884
Luxembourg (0.3%)
[8]	State of the Grand-Duchy of Luxembourg	2.900%	9/17/2035	2,504	2,784
Mexico (1.3%)
	Petroleos Mexicanos	8.750%	6/2/2029	2,789	2,965
	Petroleos Mexicanos	6.840%	1/23/2030	476	483
[4]	United Mexican States	4.750%	4/27/2032	1,404	1,335
[4]	United Mexican States	5.850%	7/2/2032	1,754	1,758
[4]	United Mexican States	5.375%	3/22/2033	1,009	974
[4]	United Mexican States	4.875%	5/19/2033	478	448
[4]	United Mexican States	3.500%	2/12/2034	3,323	2,791
[4]	United Mexican States	6.875%	5/13/2037	465	477
[4]	United Mexican States	6.250%	8/27/2037	1,692	1,652
[8]	United Mexican States	5.125%	3/19/2038	185	207
[4]	United Mexican States	3.771%	5/24/2061	280	159
					13,249
Morocco (0.7%)
[4]	Kingdom of Morocco	2.375%	12/15/2027	1,250	1,206
[4,8]	Kingdom of Morocco	4.750%	5/26/2034	3,055	3,515
[4,5,8]	Kingdom of Morocco	4.750%	5/26/2034	575	662
[4]	OCP SA	6.100%	4/30/2030	1,662	1,677
					7,060
Panama (0.2%)
[4]	Republic of Panama	2.252%	9/29/2032	1,850	1,528
[4]	Republic of Panama	5.227%	2/23/2034	453	438
					1,966
Paraguay (0.1%)
[4,5]	Paraguay Government Bond	6.650%	3/4/2055	846	865
Peru (0.2%)
[4]	Republic of Peru	2.783%	1/23/2031	1,929	1,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philippines (0.2%)
[8]	Republic of the Philippines	3.625%	2/4/2032	746	842
	Republic of the Philippines	5.325%	6/24/2036	1,000	979
					1,821
Poland (0.2%)
[4]	Republic of Poland	6.125%	4/14/2056	2,260	2,174
Qatar (0.3%)
[4]	Qatar Energy	4.625%	6/23/2029	3,000	2,964
Romania (0.3%)
[4,8]	Republic of Romania	5.875%	7/11/2032	130	155
[4]	Republic of Romania	7.125%	1/17/2033	590	620
[4,8]	Republic of Romania	4.625%	3/4/2033	332	366
[4,8]	Republic of Romania	5.375%	6/7/2033	670	768
[4]	Republic of Romania	6.375%	1/30/2034	148	148
[4,5]	Republic of Romania	5.750%	7/4/2036	889	838
[4,8]	Republic of Romania	3.375%	1/28/2050	655	473
					3,368
Saudi Arabia (0.9%)
[4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	6,616	6,069
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	309	182
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	2,007	1,978
[4]	Saudi Arabian Oil Co.	3.500%	4/16/2029	316	304
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	584	563
					9,096
Serbia (0.3%)
[4,8]	Serbia International Bond	1.500%	6/26/2029	1,715	1,830
[4]	Serbia International Bond	2.125%	12/1/2030	200	174
[4,5]	Telecommunications Co. Telekom Srbija AD Belgrade	7.250%	5/18/2031	704	695
					2,699
Slovakia (0.4%)
[8]	Slovakia Government Bond	3.750%	2/27/2040	1,975	2,186
[8]	Slovakia Government Bond	4.125%	2/19/2046	1,470	1,632
					3,818
South Africa (0.4%)
[15]	Eskom Holdings	4.314%	7/23/2027	1,940	1,919
[4,16]	Republic of South Africa	6.250%	3/31/2036	25,960	1,316
[4]	Republic of South Africa	5.750%	9/30/2049	247	201
	Republic of South Africa	7.250%	12/11/2055	686	654
					4,090
Spain (1.7%)
[8]	Adif Alta Velocidad	3.125%	1/31/2030	1,700	1,953
[8]	Adif Alta Velocidad	3.625%	4/30/2035	2,100	2,393
[8]	City of Madrid Spain	3.360%	10/31/2035	3,040	3,394
[8]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	1,770	2,007
[8]	Junta de Castilla y Leon	3.330%	4/30/2034	1,795	2,043
[5,8]	Kingdom of Spain	3.400%	10/31/2036	1,264	1,428
[5,8]	Kingdom of Spain	3.950%	10/31/2056	1,723	1,862
[8]	Xunta de Galicia	3.290%	4/30/2033	1,225	1,404
					16,484
Supranational (4.6%)
	Corp. Andina de Fomento	5.000%	1/24/2029	1,560	1,577
	Corp. Andina de Fomento	4.625%	1/15/2036	3,339	3,220
[4,8]	European Union	2.500%	10/14/2030	14,874	16,756
[4,8]	European Union	2.875%	10/13/2031	1,800	2,048
[4,8]	European Union	2.500%	12/4/2031	17,413	19,418
[4,8]	European Union	4.000%	10/12/2046	738	834
[4,8]	European Union	0.300%	11/4/2050	2,114	1,053
[4,8]	European Union	0.700%	7/6/2051	2,760	1,484
					46,390
Turkiye (0.4%)
[4,5]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	1,136	1,131
	Republic of Turkiye	6.375%	5/22/2031	2,053	2,014
[4]	Republic of Turkiye	7.125%	2/12/2032	337	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkiye	6.300%	3/14/2033	400	384
					3,868
United Arab Emirates (0.2%)
[4,5,12]	Abu Dhabi National Energy Co. PJSC	5.125%	8/3/2031	1,540	1,535
United Kingdom (0.4%)
[9]	United Kingdom	4.125%	7/22/2029	965	1,287
[9]	United Kingdom	0.375%	10/22/2030	615	700
[9]	United Kingdom	4.500%	12/7/2042	570	683
[9]	United Kingdom	1.500%	7/22/2047	295	193
[9]	United Kingdom	3.750%	10/22/2053	355	346
[9]	United Kingdom	3.500%	7/22/2068	90	79
[4,9]	United Kingdom Gilt Inflation Linked	1.750%	9/22/2038	577	779
					4,067
Uzbekistan (0.2%)
[5,8]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	1,878	2,196
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	650	635
Total Sovereign Bonds (Cost $230,035)					226,185
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $779)	6.574%	7/1/2045	760	783
				Shares
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[17]	Vanguard Market Liquidity Fund (Cost $17,620)	3.718%		176,213	17,620
Total Investments (100.1%) (Cost $1,017,329)					998,868
Other Assets and Liabilities—Net (-0.1%)					(1,247)
Net Assets (100%)					997,621

Cost is in $000.

1	Securities with a value of $2,551 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,959 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,351 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $108,356, representing 10.9% of net assets.

6	Face amount denominated in Australian dollars.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in Canadian dollars.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Republic of South Africa.
16	Face amount denominated in South African rand.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	140	28,785	(80)
5-Year Government of Canada Bond	September 2026	148	11,816	(71)
5-Year U.S. Treasury Note	September 2026	61	6,465	(13)
10-Year Government of Canada Bond	September 2026	57	4,830	(57)
10-Year U.S. Treasury Note	September 2026	16	1,728	(13)
Euro-Bund	September 2026	236	33,844	(319)
Long U.S. Treasury Bond	September 2026	252	27,295	(663)
				(1,216)

Short Futures Contracts
10-Year Japanese Government Bond	September 2026	(14)	(11,181)	26
AUD 3-Year Treasury Bond	September 2026	(403)	(29,547)	17
AUD 10-Year Treasury Bond	September 2026	(156)	(11,868)	45
Euro-Bobl	September 2026	(54)	(7,089)	—
Euro-BTP	September 2026	(111)	(14,876)	151
Euro-Buxl	September 2026	(49)	(5,979)	99
Euro-OAT	September 2026	(57)	(7,699)	121
Euro-Schatz	September 2026	(26)	(3,162)	—
Long Gilt	September 2026	(65)	(7,577)	94
Mini 10-Year Japanese Government Bond	September 2026	(18)	(1,438)	3
Ultra 10-Year U.S. Treasury Note	September 2026	(180)	(19,747)	324
Ultra Long U.S. Treasury Bond	September 2026	(17)	(1,865)	25
				905
				(311)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/5/2026	AUD	117,524	USD	82,397	298	—
State Street Bank & Trust Co.	8/4/2026	AUD	901	USD	632	2	—
Toronto-Dominion Bank	8/5/2026	AUD	663	USD	464	4	—
Toronto-Dominion Bank	8/4/2026	AUD	206	USD	144	1	—
Canadian Imperial Bank of Commerce	8/5/2026	AUD	192	USD	133	2	—
Toronto-Dominion Bank	9/2/2026	AUD	167	USD	117	—	—
Barclays Bank plc	8/5/2026	AUD	99	USD	69	1	—
State Street Bank & Trust Co.	8/4/2026	CAD	4,650	USD	3,314	3	—
Citibank, N.A.	8/4/2026	CAD	140	USD	99	—	—
State Street Bank & Trust Co.	8/5/2026	CAD	107	USD	76	—	—
Barclays Bank plc	8/4/2026	CAD	70	USD	50	—	—
Wells Fargo Bank N.A.	8/4/2026	CAD	54	USD	39	—	—
Canadian Imperial Bank of Commerce	8/4/2026	CAD	39	USD	28	—	—
State Street Bank & Trust Co.	8/4/2026	CHF	2,016	USD	2,500	—	(6)
Toronto-Dominion Bank	9/2/2026	CHF	2,021	USD	2,500	7	—
JPMorgan Chase Bank, N.A.	8/4/2026	CHF	2,010	USD	2,480	7	—
Deutsche Bank AG	8/4/2026	CZK	529	USD	25	—	—
State Street Bank & Trust Co.	8/4/2026	EUR	248,947	USD	286,015	1,057	—
Canadian Imperial Bank of Commerce	8/4/2026	EUR	4,495	USD	5,140	43	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of Montreal	8/4/2026	EUR	3,876	USD	4,438	31	—
JPMorgan Chase Bank, N.A.	9/2/2026	EUR	2,937	USD	3,386	4	—
Standard Chartered Bank	8/4/2026	EUR	528	USD	602	7	—
HSBC Bank plc	8/4/2026	EUR	314	USD	359	3	—
State Street Bank & Trust Co.	8/4/2026	GBP	49,943	USD	67,008	303	—
Toronto-Dominion Bank	8/4/2026	GBP	641	USD	858	7	—
HSBC Bank plc	8/4/2026	GBP	209	USD	280	2	—
Standard Chartered Bank	8/4/2026	GBP	166	USD	221	3	—
State Street Bank & Trust Co.	9/16/2026	GBP	76	USD	102	1	—
State Street Bank & Trust Co.	9/16/2026	JPY	393,177	USD	2,460	19	—
JPMorgan Chase Bank, N.A.	8/4/2026	JPY	160,448	USD	1,000	9	—
Toronto-Dominion Bank	8/4/2026	JPY	14,107	USD	87	2	—
Barclays Bank plc	9/2/2026	JPY	8,431	USD	53	—	—
Standard Chartered Bank	8/4/2026	JPY	7,039	USD	43	1	—
JPMorgan Chase Bank, N.A.	8/5/2026	JPY	6,065	USD	38	—	—
Royal Bank of Canada	8/4/2026	JPY	5,322	USD	33	1	—
HSBC Bank plc	9/16/2026	JPY	4,830	USD	30	1	—
Barclays Bank plc	9/16/2026	JPY	4,411	USD	27	—	—
Toronto-Dominion Bank	8/4/2026	MXN	821	USD	47	1	—
Morgan Stanley Bank, N.A.	9/2/2026	MXN	821	USD	47	—	—
Barclays Bank plc	8/4/2026	NOK	30	USD	3	—	—
HSBC Bank plc	8/4/2026	NZD	164	USD	96	—	—
Wells Fargo Bank N.A.	8/4/2026	SEK	103	USD	11	—	—
State Street Bank & Trust Co.	8/4/2026	ZAR	22,617	USD	1,365	4	—
Deutsche Bank AG	8/5/2026	USD	80,927	AUD	117,579	—	(1,806)
JPMorgan Chase Bank, N.A.	9/2/2026	USD	72,854	AUD	103,938	—	(238)
Standard Chartered Bank	8/4/2026	USD	773	AUD	1,106	—	(6)
State Street Bank & Trust Co.	9/2/2026	USD	733	AUD	1,045	—	(2)
UBS AG	8/5/2026	USD	238	AUD	344	—	(4)
State Street Bank & Trust Co.	8/5/2026	USD	163	AUD	234	—	(1)
State Street Bank & Trust Co.	9/2/2026	EUR	64	AUD	105	—	—
State Street Bank & Trust Co.	8/4/2026	EUR	63	AUD	105	—	(1)
Barclays Bank plc	8/5/2026	USD	50	AUD	72	—	(1)
JPMorgan Chase Bank, N.A.	8/5/2026	USD	47	AUD	68	—	(1)
Royal Bank of Canada	8/5/2026	USD	42	AUD	61	—	(1)
Standard Chartered Bank	8/5/2026	USD	42	AUD	60	—	(1)
HSBC Bank plc	8/5/2026	USD	42	AUD	61	—	—
State Street Bank & Trust Co.	9/1/2026	USD	3,334	CAD	4,672	—	(3)
JPMorgan Chase Bank, N.A.	8/4/2026	USD	3,092	CAD	4,394	—	(42)
Canadian Imperial Bank of Commerce	8/4/2026	USD	131	CAD	185	—	(2)
JPMorgan Chase Bank, N.A.	8/5/2026	USD	76	CAD	107	—	—
HSBC Bank plc	8/4/2026	USD	75	CAD	105	—	—
State Street Bank & Trust Co.	8/4/2026	USD	65	CAD	92	—	(1)
Standard Chartered Bank	8/4/2026	USD	58	CAD	82	—	—
Royal Bank of Canada	8/4/2026	USD	48	CAD	68	—	—
Barclays Bank plc	8/4/2026	USD	20	CAD	29	—	—
Toronto-Dominion Bank	8/4/2026	USD	2,500	CHF	2,027	—	(7)
Standard Chartered Bank	8/4/2026	USD	2,492	CHF	2,010	6	—
JPMorgan Chase Bank, N.A.	9/2/2026	USD	2,487	CHF	2,010	—	(7)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	539	CHF	425	11	—
State Street Bank & Trust Co.	9/2/2026	USD	13	CHF	11	—	—
State Street Bank & Trust Co.	8/4/2026	USD	1	CHF	1	—	—
Goldman Sachs Bank USA	8/4/2026	USD	25	CZK	529	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	9/2/2026	USD	25	CZK	529	—	—
State Street Bank & Trust Co.	9/2/2026	USD	282,977	EUR	245,995	—	(1,029)
JPMorgan Chase Bank, N.A.	8/4/2026	USD	265,454	EUR	232,503	—	(2,657)
HSBC Bank plc	8/4/2026	USD	16,172	EUR	14,209	—	(215)
Canadian Imperial Bank of Commerce	8/4/2026	USD	7,341	EUR	6,414	—	(54)
State Street Bank & Trust Co.	8/4/2026	USD	2,830	EUR	2,480	—	(29)
Toronto-Dominion Bank	8/4/2026	USD	2,475	EUR	2,171	—	(28)
Royal Bank of Canada	9/2/2026	USD	1,777	EUR	1,539	—	—
Barclays Bank plc	8/4/2026	USD	436	EUR	383	—	(5)
State Street Bank & Trust Co.	8/4/2026	AUD	105	EUR	64	—	—
HSBC Bank plc	8/4/2026	USD	65,595	GBP	49,640	—	(1,307)
State Street Bank & Trust Co.	9/2/2026	USD	60,859	GBP	45,347	—	(256)
Toronto-Dominion Bank	8/4/2026	USD	1,048	GBP	777	1	—
Toronto-Dominion Bank	8/4/2026	USD	727	GBP	543	—	(5)
State Street Bank & Trust Co.	9/16/2026	USD	443	GBP	330	—	(2)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	2,427	JPY	385,762	—	(6)
JPMorgan Chase Bank, N.A.	9/2/2026	USD	986	JPY	157,748	—	(8)
JPMorgan Chase Bank, N.A.	8/4/2026	USD	982	JPY	159,053	—	(18)
State Street Bank & Trust Co.	8/4/2026	USD	86	JPY	13,904	—	(2)
Deutsche Bank AG	8/4/2026	USD	86	JPY	13,959	—	(2)
Barclays Bank plc	9/2/2026	USD	44	JPY	7,023	—	—
State Street Bank & Trust Co.	8/5/2026	USD	37	JPY	6,065	—	(1)
Morgan Stanley Bank, N.A.	8/4/2026	USD	47	MXN	821	—	—
Barclays Bank plc	8/4/2026	USD	3	NOK	30	—	—
Barclays Bank plc	9/2/2026	USD	3	NOK	30	—	—
HSBC Bank plc	9/2/2026	USD	96	NZD	164	—	—
State Street Bank & Trust Co.	8/4/2026	USD	93	NZD	164	—	(4)
State Street Bank & Trust Co.	9/16/2026	GBP	285	SEK	3,577	8	—
JPMorgan Chase Bank, N.A.	8/4/2026	USD	11	SEK	103	—	—
Wells Fargo Bank N.A.	9/2/2026	USD	11	SEK	103	—	—
State Street Bank & Trust Co.	8/4/2026	USD	1,376	ZAR	22,617	7	—
State Street Bank & Trust Co.	9/2/2026	USD	1,362	ZAR	22,617	—	(4)
						1,857	(7,762)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S46-V1	6/20/2031	USD	111,716	1.000	2,436	419
Republic of the Philippines	6/20/2031	USD	1,734	1.000	26	6
Republic of Turkiye	6/20/2031	USD	997	1.000	(56)	21
						446

Credit Protection Purchased
iTraxx Europe-S45-V1	6/20/2031	EUR	30,000	(1.000)	(765)	(94)
						352

1Periodic premium received/(paid) quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	4,300	(1.000)	(89)	(72)	—	(17)
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	600	(1.000)	(10)	17	—	(27)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	600	(1.000)	(10)	12	—	(22)
					(109)	(43)	—	(66)

1Notional amount denominated in euro.
2Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $61 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	2,330 [1]	0.000 [2]	(3.455)[3]	(3)	(3)
4/30/2027	N/A	4,660 [1]	0.000 [2]	(3.480)[3]	(8)	(8)
4/30/2027	N/A	2,330 [1]	0.000 [2]	(3.535)[3]	(5)	(5)
5/5/2027	N/A	3,495 [1]	0.000 [2]	(3.425)[3]	(7)	(7)
5/5/2027	N/A	2,330 [1]	0.000 [2]	(3.424)[3]	(4)	(4)
5/6/2027	N/A	2,330 [1]	0.000 [2]	(3.412)[3]	(5)	(5)
5/8/2027	N/A	2,447 [1]	0.000 [2]	(3.282)[3]	(3)	(3)
5/8/2027	N/A	2,330 [1]	0.000 [2]	(3.300)[3]	(3)	(3)
5/8/2027	N/A	2,330 [1]	0.000 [2]	(3.294)[3]	(3)	(3)
6/15/2027	N/A	20,000 [1]	3.935 [4]	(3.660)[5]	(12)	(14)
6/15/2028	N/A	10,000 [1]	3.660 [5]	(4.012)[4]	16	21
10/8/2028	10/8/2026 [6]	2,063,690 [7]	0.000 [8]	(1.546)[4]	36	36

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/10/2029	N/A	10,000 [1]	3.994 [4]	(3.660)[5]	(30)	(30)
9/19/2029	9/16/2026 [6]	12,140 [9]	2.940 [10]	(0.000)[11]	(19)	(20)
4/24/2031	N/A	11,930 [12]	7.000 [13]	(7.508)[14]	5	5
4/29/2031	N/A	21,650 [12]	6.992 [13]	(7.705)[14]	(1)	(1)
6/10/2031	N/A	6,000 [1]	3.660 [5]	(3.991)[4]	35	35
9/17/2031	9/16/2026 [6]	4,610 [15]	2.690 [4]	(0.000)[16]	(31)	(29)
6/18/2033	N/A	1,613 [15]	2.184 [16]	(2.615)[4]	28	29
7/9/2046	N/A	687 [15]	2.184 [16]	(3.094)[4]	17	17
3/30/2051	N/A	8,500 [1]	4.182 [4]	(3.660)[5]	(434)	(434)
3/30/2056	N/A	7,700 [1]	3.660 [5]	(4.136)[4]	446	446
					15	20

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7Notional amount denominated in Japanese yen.
8Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
9Notional amount denominated in Canadian dollar.
10Interest payment received/(paid) semi-annually.
11Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
12Notional amount denominated in South African rand.
13Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
14Interest payment received/(paid) quarterly.
15Notional amount denominated in euro.
16Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	43,749	—	43,749
Asset-Backed/Commercial Mortgage-Backed Securities	—	146	—	146
Corporate Bonds	—	710,331	—	710,331
Floating Rate Loan Interests	—	54	—	54
Sovereign Bonds	—	226,185	—	226,185
Taxable Municipal Bonds	—	783	—	783
Temporary Cash Investments	17,620	—	—	17,620
Total	17,620	981,248	—	998,868

Derivative Financial Instruments
Assets
Futures Contracts[1]	905	—	—	905
Forward Currency Contracts	—	1,857	—	1,857
Swap Contracts[1]	—	1,035	—	1,035
Total	905	2,892	—	3,797
Liabilities
Futures Contracts[1]	(1,216)	—	—	(1,216)
Forward Currency Contracts	—	(7,762)	—	(7,762)
Swap Contracts[1]	—	(729)	—	(729)
Total	(1,216)	(8,491)	—	(9,707)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.